Registration No. 333-133381

Registration No. 811-21886

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 15	/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	/ /

Amendment No. 30	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT C

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202

(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Senior Vice President, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel & Assistant Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering                 Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2017 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts offered without sales charge.

Prospectus

May 1, 2017

Individual Flexible Payment Variable Annuity (Network Edition)

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account C

This prospectus describes an individual flexible payment deferred variable annuity contract (“Contract”) offered for use in non tax-qualified situations to purchasers who are either current or retired registered representatives of Northwestern Mutual Investment Services, LLC, principal underwriter and distributor of the Contract, or certain other eligible persons. The Contract provides for accumulation of Contract Value on a variable basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable investment options:

Investment Options

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Large Company Value Portfolio

Domestic Equity Portfolio

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Small Cap Value Portfolio

International Growth Portfolio

Research International Core Portfolio

International Equity Portfolio

Emerging Markets Equity Portfolio

Government Money Market Portfolio

Short-Term Bond Portfolio

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Balanced Portfolio

Asset Allocation Portfolio

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust

Socially Responsive Portfolio

Russell Investment Funds

U.S. Strategic Equity Fund

U.S. Small Cap Equity Fund

Global Real Estate Securities Fund

International Developed Markets Fund

Strategic Bond Fund

Russell Investment Funds LifePoints®

Variable Target Portfolio Series

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Credit Suisse Trust

Commodity Return Strategy Portfolio

The Contract and the investment options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. All contractual guarantees are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account C (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2017, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; less (2) any withdrawals since that Valuation Date and any applicable charges under the Contract deducted since that Valuation Date.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan”.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law generally requires be withdrawn from certain tax-qualified annuities each year.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

Account C (Network Edition) Prospectus	1

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. They also do not include any charge for state premium tax deductions which we do not charge for at present, but we reserve the right to do so. In the first table, transaction charges are shown on the left and annual charges are shown on the right.

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	None
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	0.75%
Current Mortality and Expense Risk Fees[1]	0.35%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	0.35%

Annual Contract Fee
$30 (presently waived)

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[3]	0.40%

[1]	We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75%.
[2]	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
[3]	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

2	Account C (Network Edition) Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2016. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.31%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.21%	1.11%

*	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

For more information about voluntary fee waivers that may be in place, see the “Deductions” section.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. Because we impose no charges upon surrender or annuitization, your costs will be the same whether you continue to own, surrender, or annuitize the Contract at the end of the period shown. The Examples assume that you invest $10,000 for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge; i.e., at issue age 56-65)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$230	$751	$1,298	$2,792
Minimum Total Annual Portfolio Operating Expenses	$140	$434	$750	$1,647

Contract Without the Enhanced Death Benefit

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$189	$626	$1,090	$2,374
Minimum Total Annual Portfolio Operating Expenses	$98	$306	$531	$1,178

We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee (presently waived) is reflected as a 0.00% annual expense. The 0.00% figure represents the annual Contract fees that would have been collected if they were not waived divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2016.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of

Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of

Account C (Network Edition) Prospectus	3

Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to the Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $250 billion as of December 31, 2016. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your

Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account C (the “Separate Account”) on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the Divisions each of which corresponds to one of the Portfolios of the Funds. The Divisions and Portfolios are described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

4	Account C (Network Edition) Prospectus

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.
•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract makes available a variety of variable investment options. The Company does not endorse or recommend any particular option nor does it provide asset allocation or investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts you invest are not guaranteed and, because both your principal and any return on your investment are subject to market risk, you can lose money.

Each Division of the Separate Account represents an investment option and its assets are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Please see the prospectuses for the Funds for a discussion of the potential risks and conflicts presented by the use of a Fund as an investment option under variable annuity contracts and variable life insurance policies offered by affiliated and non-affiliated life insurance companies. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Account C (Network Edition) Prospectus	5

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	The Boston Company Asset Management, LLC
Focused Appreciation Portfolio	Long-term growth of capital	Loomis, Sayles & Company, L.P.
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Fayez Sarofim & Co.
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	William Blair Investment Management, LLC
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	FIAM LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized will be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Aberdeen Asset Managers Limited
Government Money Market Portfolio*	Maximum current income to the extent consistent with liquidity and stability of capital	BlackRock Advisors, LLC
Short-Term Bond Portfolio	Provide as high a level of current income as is consistent with prudent investment risk	T. Rowe Price Associates, Inc.
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Wells Capital Management, Inc.
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio**	High current income and capital appreciation	Federated Investment Management Company
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.

6	Account C (Network Edition) Prospectus

Fidelity® Variable Insurance Products     The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Investment Advisers LLC.

Portfolio	Investment Objective
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC (“RIM”). RIM is the investment adviser of the Russell Investment Funds.

Portfolio	Investment Objective
U.S. Strategic Equity Fund	Long-term growth of capital
U.S. Small Cap Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
International Developed Markets Fund	Long-term growth of capital
Strategic Bond Fund	Current income and, as a secondary objective, capital appreciation
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average long-term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation, and as a secondary objective, current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust    The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC.

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. has been included in part because it is managed by a subsidiary of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets

Account C (Network Edition) Prospectus	7

of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for various purposes, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have also adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return. We also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries and Instructions” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent

8	Account C (Network Edition) Prospectus

a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations, to the extent these features are available in your Contract. Once a Contract is restricted, we will allow one additional transfer into the Government Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on the Contract will generally be treated as ordinary income subject to annual taxation.

Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Eligible Purchasers    Pursuant to a determination of eligibility by an officer of Northwestern Mutual Investment Services, LLC (“NMIS”), principal underwriter and distributor of the Contract, or by his or her designee, Contracts may be sold to current or retired registered representatives of NMIS, immediate family members of such registered representatives, a family trust in the name of such a registered representative, or individuals directly employed by current representatives (“Eligible Persons”). For this purpose, “immediate family” means (a) current spouses (or spousal equivalents if recognized under local law), or (b) parents and children (under age 21), including parents and children in adoptive and current step relationships. After a Contract is purchased, additional investments can be made for the life of the Contract regardless of the eligibility status of the purchaser.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required under applicable

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state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event that applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; less (ii) any withdrawals since that Valuation Date and any applicable charges under the Contract deducted since that Valuation Date. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value, in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. The minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment is $25, although we may accept lower amounts in certain circumstances. We will accept larger Purchase Payments than the minimums, but total Purchase Payments under any Contract may not exceed $5,000,000 without our consent.

In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from annuity exchanges are determined to satisfy the Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the exchange, we may reduce the required minimum by the sum of any such depreciation and fees.

Application of Purchase Payments    We credit Net Purchase Payments to the variable options as you direct, and invest those assets in shares of those Portfolios that correspond to the applicable Divisions; the term “Accumulation Units” describes the value of this interest in the Separate Account.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

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The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Maturity Date    Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Taxation of Contract Benefits.”) Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Accumulation Unit Value at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract. If Annuity Payments are being made under variable income plan 2 and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

We may accept withdrawal requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing or by telephone, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Full surrenders require a signed form. Withdrawal requests must be submitted on properly completed Northwestern Mutual forms or an electronic order ticket. See “Owner Inquiries and Instructions” for more information. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefit of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Government Money Market Division until the Portfolio is liquidated.

Death Benefit

How Much is the Death Benefit?    The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)

•	If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday, the Death Benefit will equal the Contract Value (determined as described below).

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•	If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans”.)

•	If an Annuitant dies before the Contract’s Maturity Date – and before his or her 75th birthday – the Death Benefit will equal the greater of the following:

•	the Contract Value (determined as described immediately below); or

•	the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)

When is the Death Benefit Determined?    In determining the amount of the Death Benefit, the Contract Value is determined the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session.

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000 -$12,500 = $37,500	$50,000 -$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

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Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2018–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2019–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2019–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

How is the Death Benefit Distributed?    If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Government Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.

If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.

If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:

•	continue the Contract (as described above),

•	receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or

•	receive the Death Benefit as a lump sum check.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check.

Income Plans

Generally    If you decide to begin receiving Annuity Payments from your Contract, you may choose either

(1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. The fixed income plans are not described in this prospectus. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account.

A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect.

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Description of Variable Income Plans    The following variable income plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period). An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period). An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from an Income Plan involving a life contingency nor transfer to an Income Plan that does not involve the same life contingency. Income plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. (A contract with Annuity Payment rates that are not based on sex is also available.) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the

14	Account C (Network Edition) Prospectus

duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.35% of the assets of the Separate Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to a Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving this charge.

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Separate Account in proportion to the amounts you have invested.

Premium Taxes    The Contract provides for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contract. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contract or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2016. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.21% to a maximum of 1.11%.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Federal Income Taxes

Taxation of Contract Benefits

We offer the Contract for use in non tax-qualified situations (i.e., contributions are taxable). There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible.

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Internal Revenue Code of 1986, as amended (the “Code”). If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a variable income plan or fixed income plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 of the Code (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify for exclusion ratio

Account C (Network Edition) Prospectus	15

taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. Investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

A penalty tax of 10% of the amount of the payment which is includible in income will be imposed, by federal tax law, on non-exempt withdrawals of Contract benefits. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1⁄2 and for certain substantially equal periodic payments.

For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property. You should consult a tax advisor about the impact of this new tax on distributions from your contract/policy.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 6 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or as substantially periodic payments over the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse, as defined under federal tax law, is not subject to any distribution requirements.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Government Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Government Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your financial representative before deciding whether to elect dollar cost averaging.

Electronic Funds Transfer (“EFT”)    Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is

16	Account C (Network Edition) Prospectus

still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each Portfolio or from specific Portfolios you designate. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; or (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. You may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. A program of regular investing cannot assure a profit or protect against loss in a declining market.

Substitution of Portfolio Shares and Other Changes    When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the Portfolio is no longer appropriate. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.

Owner Inquiries and Instructions    Get up-to-date information about your Contract at your convenience with your User ID and password. Visit our website (www.northwesternmutual.com) to enroll for access to Division performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Owners may also set up certain electronic payments, transfer invested assets among investment Divisions, and change the allocation of future contributions online, subject to our administrative procedures. For questions about your Contract or Division values, assistance with payments or distributions, or other contract changes (such as transferring among investment options, changing allocations, or obtaining Division performance information), please contact us toll-free at 1-888-455-2232.

The submission of transfer or withdrawal instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.

Householding    To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us. No sales charges are paid on sales of the Contracts, and no underwriting commissions have been paid, or retained, by NMIS.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by

Account C (Network Edition) Prospectus	17

insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

NMIS and NMWMC use a system referred to as a “grid” for paying registered representatives commissions and fees for the sale or servicing of other investments such as mutual funds in brokerage accounts or advisory accounts. The higher level of overall commissions or fees for investments that your registered representative is responsible for generating, the higher percentage of commissions or fees they receive, which in turn lowers the percentage of fees or commissions retained by NMIS or NMWMC; those breakpoints and percentages are what is referred to as the grid. The grid payout percentages range between 40% and 85% payable to the registered representative, depending on the level of sales or fees generated by that registered representative during the previous year. Therefore, a registered representative’s current year grid level is set based on the registered representative’s previous year’s sales production. Sales of Contracts count towards sales production used to measure grid placement, even though commissions for Contracts are not paid out through the grid. The ability to improve grid placement in the following year provides an incentive for your registered representative to sell the Contract.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as additional bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits.

Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the Variable Income Plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for the Contract. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

Amounts exchanged from a front-load Contract to a Contract will not be subject to any additional front-end sales charge or withdrawal charge. We currently do not allow an exchange from a variable annuity contract we previously issued to a Contract when amounts exchanged from the previously issued

18	Account C (Network Edition) Prospectus

variable annuity contract would be subject to a withdrawal charge, although we may allow such exchanges when there are no applicable withdrawal charges on the Contract being exchanged. Fixed annuity contracts, which are not described in this prospectus, are available for exchange to a Contract, however, any applicable withdrawal charge or market value adjustment may be assessed on amounts exchanged from the fixed annuity contract.

It is our current practice not to allow exchanges from a Contract to a back-load variable annuity contract, front-load variable annuity contract, or fixed annuity contract.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements    Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 1-888-455-2232 to make such changes.

Cybersecurity    The Company has administrative, technical and administrative safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

Page
GENERAL INFORMATION	B-3
DETERMINATION OF ANNUITY PAYMENTS	B-3
Amount of Annuity Payments	B-3
Annuity Unit Value	B-3
Illustrations of Variable Annuity Payments	B-3
VALUATION OF ASSETS OF THE ACCOUNT	B-4

Page
EXPERTS	B-4
FINANCIAL STATEMENTS OF THE ACCOUNT	F-1
FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL	NM-1

Account C (Network Edition) Prospectus	19

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room 2E450

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for Flexible Payment Variable Annuity (Network Edition) to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A – Accumulation Unit Values

The following tables present the Accumulation Unit Values for Contracts offered by means of this prospectus. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued On or After October 16, 2006

Northwestern Mutual Series Fund, Inc.

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Growth Stock Division
Accumulation Unit Value	$1.660	$1.626	$1.539	$1.416	$1.046	$0.930	$0.945	$0.844	$0.617	$1.013
Number of Units Outstanding	93	87	81	42	41	38	57	201	207	75
Focused Appreciation Division
Accumulation Unit Value	$3.812	$3.613	$3.191	$2.926	$2.276	$1.901	$2.032	$1.865	$1.313	$2.197
Number of Units Outstanding	368	369	375	320	329	224	190	150	141	55
Large Cap Core Stock Division
Accumulation Unit Value	$1.499	$1.399	$1.448	$1.338	$1.044	$0.939	$0.954	$0.848	$0.658	$1.077
Number of Units Outstanding	127	115	137	160	161	163	96	91	58	38
Large Cap Blend Division(b)
Accumulation Unit Value	$1.450	$1.277	$1.313	$1.170	$0.897	$0.782	$0.803	$0.705	$0.555	$0.933
Number of Units Outstanding	276	291	253	139	168	207	187	127	88	28
Index 500 Stock Division
Accumulation Unit Value	$1.972	$1.771	$1.757	$1.554	$1.181	$1.024	$1.008	$0.880	$0.699	$1.112
Number of Units Outstanding	1,932	1,715	1,310	859	624	486	438	327	392	251
Large Company Value Division(b)
Accumulation Unit Value	$1.487	$1.293	$1.350	$1.198	$0.916	$0.789	$0.780	$0.706	$0.587	$0.938
Number of Units Outstanding	253	241	210	212	219	204	204	158	153	7
Domestic Equity Division
Accumulation Unit Value	$2.498	$2.180	$2.190	$1.930	$1.445	$1.268	$1.261	$1.104	$0.855	$1.396
Number of Units Outstanding	485	308	326	333	328	347	359	332	293	235
Equity Income Division
Accumulation Unit Value	$2.891	$2.435	$2.620	$2.447	$1.890	$1.618	$1.639	$1.426	$1.148	$1.795
Number of Units Outstanding	632	653	688	631	668	534	339	227	187	102
Mid Cap Growth Stock Division
Accumulation Unit Value	$1.488	$1.481	$1.476	$1.365	$1.091	$0.978	$1.046	$0.848	$0.644	$1.079
Number of Units Outstanding	173	164	154	134	136	122	116	97	83	50
Index 400 Stock Division
Accumulation Unit Value	$3.904	$3.254	$3.346	$3.068	$2.312	$1.972	$2.018	$1.604	$1.175	$1.850
Number of Units Outstanding	322	270	202	135	103	84	65	60	67	41
Mid Cap Value Division
Accumulation Unit Value	$3.731	$3.038	$3.090	$2.657	$2.047	$1.762	$1.779	$1.489	$1.212	$1.874
Number of Units Outstanding	206	201	208	181	181	103	102	52	43	39
Small Cap Growth Stock Division
Accumulation Unit Value	$2.245	$2.007	$2.008	$1.854	$1.343	$1.231	$1.270	$1.013	$0.775	$1.385
Number of Units Outstanding	206	164	168	140	170	171	170	123	97	38
Index 600 Stock Division(b)
Accumulation Unit Value	$2.100	$1.671	$1.717	$1.636	$1.167	$1.011	$1.006	$0.802	$0.643	$0.939
Number of Units Outstanding	370	287	238	130	99	79	53	67	44	9
Small Cap Value Division
Accumulation Unit Value	$4.047	$3.067	$3.255	$3.260	$2.483	$2.142	$2.179	$1.793	$1.404	$1.960
Number of Units Outstanding	265	287	317	252	242	227	194	146	132	86
International Growth Division
Accumulation Unit Value	$1.762	$1.831	$1.870	$1.965	$1.646	$1.400	$1.618	$1.394	$1.136	$2.119
Number of Units Outstanding	411	357	328	262	309	212	174	116	119	95
Research International Core Division(b)
Accumulation Unit Value	$0.965	$0.980	$0.994	$1.069	$0.902	$0.776	$0.869	$0.786	$0.603	$1.052
Number of Units Outstanding	888	850	717	588	527	255	103	95	65	15
International Equity Division
Accumulation Unit Value	$1.858	$1.812	$1.859	$2.046	$1.691	$1.397	$1.559	$1.453	$1.096	$1.956
Number of Units Outstanding	1,479	1,367	1,201	1,010	1,069	925	798	631	555	366
Emerging Markets Equity Division(b)
Accumulation Unit Value	$0.935	$0.861	$0.984	$1.053	$1.115	$0.941	$1.161	$0.939	$0.555	$1.244
Number of Units Outstanding	1,453	1,314	1,042	808	662	413	279	138	141	54
(b) The initial investment was made on April 30, 2007.

Account C (Network Edition) Prospectus	21

Accumulation Unit Values

Contracts Issued On or After October 16, 2006 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Government Money Market Division
Accumulation Unit Value	$1.256	$1.259	$1.263	$1.266	$1.269	$1.272	$1.275	$1.276	$1.270	$1.241
Number of Units Outstanding	648	683	426	779	676	682	565	556	684	338
Short-Term Bond Division(b)
Accumulation Unit Value	$1.207	$1.191	$1.187	$1.186	$1.184	$1.164	$1.162	$1.125	$1.053	$1.029
Number of Units Outstanding	667	675	701	653	475	205	191	52	12	—
Select Bond Division
Accumulation Unit Value	$2.257	$2.198	$2.194	$2.086	$2.139	$2.045	$1.915	$1.803	$1.654	$1.608
Number of Units Outstanding	1,944	1,893	1,913	1,480	1,141	884	780	646	548	317
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$1.847	$1.833	$1.867	$1.514	$1.752	$1.695	$1.319	$1.197	$1.291	$1.073
Number of Units Outstanding	159	153	145	124	150	131	108	58	20	—
Inflation Protection Division(b)
Accumulation Unit Value	$1.376	$1.319	$1.353	$1.316	$1.441	$1.347	$1.208	$1.148	$1.047	$1.066
Number of Units Outstanding	627	594	626	612	484	350	268	135	108	10
High Yield Bond Division
Accumulation Unit Value	$2.910	$2.548	$2.592	$2.571	$2.438	$2.148	$2.061	$1.806	$1.246	$1.590
Number of Units Outstanding	504	486	454	342	320	196	156	109	123	80
Multi-Sector Bond Division(b)
Accumulation Unit Value	$1.675	$1.513	$1.553	$1.509	$1.539	$1.344	$1.284	$1.139	$0.936	$1.008
Number of Units Outstanding	1,013	1,062	914	880	675	553	349	199	165	31
Balanced Division
Accumulation Unit Value	$1.902	$1.791	$1.799	$1.710	$1.531	$1.401	$1.377	$1.234	$1.020	$1.324
Number of Units Outstanding	1,102	1,272	1,161	1,048	931	673	827	760	720	702
Asset Allocation Division
Accumulation Unit Value	$2.083	$1.939	$1.955	$1.865	$1.605	$1.450	$1.457	$1.293	$1.021	$1.467
Number of Units Outstanding	371	388	392	354	321	331	271	344	350	233
(b) The initial investment was made on April 30, 2007.

Fidelity® Variable Insurance Products
	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VIP Mid Cap Division
Accumulation Unit Value	$4.496	$4.031	$4.112	$3.892	$2.874	$2.518	$2.834	$2.212	$1.588	$2.639
Number of Units Outstanding	335	347	351	309	350	314	226	188	183	105
VIP Contrafund® Division(b)
Accumulation Unit Value	$1.752	$1.632	$1.631	$1.466	$1.123	$0.971	$1.002	$0.860	$0.637	$1.115
Number of Units Outstanding	1,050	978	1,043	919	909	739	575	359	204	28
(b) The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust
	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$1.720	$1.571	$1.584	$1.440	$1.050	$0.950	$0.983	$0.803	$0.613	$1.016
Number of Units Outstanding	294	314	305	259	233	100	42	12	12	7
(b) The initial investment was made on April 30, 2007.

22	Account C (Network Edition) Prospectus

Accumulation Unit Values

Contracts Issued On or After October 16, 2006 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Multi-Style Equity Division
Accumulation Unit Value	$1.854	$1.682	$1.669	$1.500	$1.132	$0.982	$1.001	$0.863	$0.659	$1.112
Number of Units Outstanding	207	193	147	168	177	171	169	155	124	83
Aggressive Equity Division
Accumulation Unit Value	$2.460	$2.080	$2.249	$2.222	$1.593	$1.380	$1.446	$1.162	$0.887	$1.560
Number of Units Outstanding	32	33	53	51	27	31	33	49	34	16
Non-U.S. Division
Accumulation Unit Value	$1.420	$1.392	$1.415	$1.487	$1.224	$1.025	$1.181	$1.063	$0.844	$1.470
Number of Units Outstanding	329	280	170	174	174	157	149	129	144	140
Core Bond Division
Accumulation Unit Value	$2.201	$2.142	$2.153	$2.048	$2.086	$1.932	$1.852	$1.689	$1.463	$1.523
Number of Units Outstanding	816	731	720	663	426	451	340	273	273	219
Global Real Estate Securities Division
Accumulation Unit Value	$4.196	$4.087	$4.091	$3.578	$3.464	$2.725	$2.942	$2.402	$1.869	$2.963
Number of Units Outstanding	450	434	411	360	292	245	177	129	110	56

Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.456	$1.357	$1.385	$1.325	$1.246	$1.125	$1.128	$1.005	$0.824	$1.033
Number of Units Outstanding	252	406	448	255	225	51	19	28	3	—
Balanced Strategy Division(b)
Accumulation Unit Value	$1.428	$1.314	$1.350	$1.295	$1.156	$1.027	$1.056	$0.929	$0.743	$1.025
Number of Units Outstanding	981	994	1,068	1,113	537	731	825	676	688	177
Growth Strategy Division(b)
Accumulation Unit Value	$1.340	$1.225	$1.272	$1.230	$1.059	$0.930	$0.980	$0.855	$0.667	$1.019
Number of Units Outstanding	355	387	435	388	420	297	238	214	127	70
Equity Growth Strategy Division(b)
Accumulation Unit Value	$1.251	$1.133	$1.183	$1.147	$0.961	$0.833	$0.892	$0.778	$0.596	$1.010
Number of Units Outstanding	6	22	74	64	130	126	64	48	85	60
(b) The initial investment was made on April 30, 2007.

Credit Suisse Trust
	December 31,
	2016	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Accumulation Unit Value	$4.845	$4.340	$5.810	$7.019
Number of Units Outstanding	160	140	109	80

(a)     The initial investment was made on November 15, 2013.

(c)     For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

Account C (Network Edition) Prospectus	23

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2017

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (Network Edition)

An individual flexible payment deferred variable annuity contract (the “Contract”) offered for use in non tax-qualified situations to purchasers who are either current or retired registered representatives of Northwestern Mutual Investment Services, LLC, principal underwriter and distributor of the Contract or certain other eligible persons.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account C

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.northwesternmutual.com.

GENERAL INFORMATION

The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November  23, 1983. The Account is used for the Contracts and for other variable annuity contracts issued by the Company.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Income Plan will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Income Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 2012 Individual Annuity Mortality Period Table with 125% of Projection Scale G2, a 5.00% load, and an age adjustment. For currently-issued contracts (“RR series”), the Company may offer higher initial payment rates.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of an Income Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Income Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division is established at $1.00 as of the date operations begin for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3- 1⁄2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	$25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$4.90

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$245.00

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	$163.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $245.00, and payments thereafter of the varying dollar value of 163.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 163.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 163.33 multiplied by $1.501000, or $245.16.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3- 1⁄2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 163.33 X $1.499000, or $244.83.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

EXPERTS

The consolidated financial statements of Northwestern Mutual as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016, and the financial statements of NML Variable Annuity Account C as of December 31, 2016 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of

PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2016

NML Variable Annuity Account C

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and

Contract Owners of NML Variable Annuity Account C

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Government Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division and Credit Suisse Trust Commodity Return Strategy Division (constituting the NML Variable Annuity Account C) as of December 31, 2016, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying registered investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 27, 2017

F-1

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$1,319	$1,873	$594	$461	$7,172
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	1,319	1,873	594	461	7,172

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$1,319	$1,873	$594	$461	$7,172

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$259	$77	$-	$5	$653
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	648	289	259	56	877
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	257	105	144	-	1,820
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	155	1,402	191	400	3,810
Annuity Reserves	-	-	-	-	12

Total Net Assets	$1,319	$1,873	$594	$461	$7,172

(1) Investments, at cost	$1,258	$2,072	$571	$443	$6,059
Mutual Fund Shares Held	511	900	372	429	1,720
(2) Accumulation Unit Value	$59.189518	$39.992151	$42.503832	$15.001832	$117.092375
Units Outstanding	4	2	-	-	6
(3) Accumulation Unit Value	$5.108098	$3.659245	$3.668083	$1.408690	$7.340520
Units Outstanding	127	79	71	40	119
(4) Accumulation Unit Value	$4.459634	$3.371663	$3.202392	$1.329366	$8.279715
Units Outstanding	58	31	45	-	220
(5) Accumulation Unit Value	$1.659869	$3.812141	$1.499245	$1.450071	$1.971995
Units Outstanding	93	368	127	276	1,932

The Accompanying Notes are an Integral Part of the Financial Statements.

F-2

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$385	$1,814	$1,829	$1,724	$1,839
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	385	1,814	1,829	1,724	1,839

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$385	$1,814	$1,829	$1,724	$1,839

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$12	$2	$3	$40
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	268	-	441	110
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	321	-	1,022	426
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	376	1,213	1,827	258	1,258
Annuity Reserves	9	-	-	-	5

Total Net Assets	$385	$1,814	$1,829	$1,724	$1,839

(1) Investments, at cost	$362	$1,554	$1,657	$1,872	$1,655
Mutual Fund Shares Held	378	1,180	1,061	598	941
(2) Accumulation Unit Value	$15.379433	$26.364364	$30.330455	$104.283373	$51.235085
Units Outstanding	-	-	-	-	1
(3) Accumulation Unit Value	$1.444139	$2.385009	$2.775264	$5.846269	$4.567431
Units Outstanding	-	113	-	75	24
(4) Accumulation Unit Value	$1.362750	$2.174598	$2.557036	$7.987244	$4.108666
Units Outstanding	-	147	-	128	104
(5) Accumulation Unit Value	$1.486618	$2.497727	$2.891127	$1.488328	$3.904075
Units Outstanding	253	485	632	173	322

The Accompanying Notes are an Integral Part of the Financial Statements.

F-3

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$1,011	$813	$891	$1,396	$907
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	1,011	813	891	1,396	907

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$1,011	$813	$891	$1,396	$907

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$44	$35	$44	$61	$128
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	191	26	60	25	49
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	3	289	5	240	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	768	463	777	1,070	725
Annuity Reserves	5	-	5	-	5

Total Net Assets	$1,011	$813	$891	$1,396	$907

(1) Investments, at cost	$938	$709	$800	$1,189	$950
Mutual Fund Shares Held	586	340	655	577	731
(2) Accumulation Unit Value	$39.139970	$53.557262	$21.724279	$42.713658	$18.601991
Units Outstanding	1	1	2	1	7
(3) Accumulation Unit Value	$3.581238	$4.774413	$2.039957	$3.864069	$1.682721
Units Outstanding	54	5	29	6	29
(4) Accumulation Unit Value	$3.299810	$4.294771	$1.925007	$3.523164	$1.534322
Units Outstanding	1	67	2	68	-
(5) Accumulation Unit Value	$3.730873	$2.245084	$2.099948	$4.046577	$1.762282
Units Outstanding	206	206	370	265	411

The Accompanying Notes are an Integral Part of the Financial Statements.

F-4

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Govt Money Market Division	Short-Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$930	$3,886	$1,514	$1,574	$1,070
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	930	3,886	1,514	1,574	1,070

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$930	$3,886	$1,514	$1,574	$1,070

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$6	$12	$6	$-	$73
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	62	365	82	600	39
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	757	60	160	151
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	857	2,747	1,359	814	805
Annuity Reserves	5	5	7	-	2

Total Net Assets	$930	$3,886	$1,514	$1,574	$1,070

(1) Investments, at cost	$1,001	$4,236	$1,604	$1,574	$1,070
Mutual Fund Shares Held	1,130	2,424	1,736	1,574	1,035
(2) Accumulation Unit Value	$9.985604	$4.983406	$9.676365	$41.625993	$12.481062
Units Outstanding	1	2	1	-	6
(3) Accumulation Unit Value	$0.937633	$4.272795	$0.908608	$1.675131	$1.171815
Units Outstanding	67	85	91	358	33
(4) Accumulation Unit Value	$0.884785	$3.707976	$0.857413	$2.800194	$1.106066
Units Outstanding	-	204	70	57	136
(5) Accumulation Unit Value	$0.965259	$1.857558	$0.935322	$1.255717	$1.206680
Units Outstanding	888	1,479	1,453	648	667

The Accompanying Notes are an Integral Part of the Financial Statements.

F-5

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$5,140	$372	$1,153	$1,550	$1,943
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	5,140	372	1,153	1,550	1,943

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$5,140	$372	$1,153	$1,550	$1,943

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$187	$3	$73	$1	$17
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	225	-	53	54	141
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	322	76	160	26	77
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	4,387	293	862	1,467	1,696
Annuity Reserves	19	-	5	2	12

Total Net Assets	$5,140	$372	$1,153	$1,550	$1,943

(1) Investments, at cost	$5,206	$379	$1,179	$1,538	$2,003
Mutual Fund Shares Held	4,092	353	1,062	2,100	1,852
(2) Accumulation Unit Value	$219.047810	$19.104481	$14.229840	$49.707921	$17.327635
Units Outstanding	1	-	5	-	1
(3) Accumulation Unit Value	$3.436890	$1.794015	$1.336238	$4.290075	$1.627108
Units Outstanding	65	-	40	13	87
(4) Accumulation Unit Value	$13.932394	$1.693000	$1.260965	$3.745486	$1.535492
Units Outstanding	23	45	127	7	50
(5) Accumulation Unit Value	$2.257031	$1.846758	$1.375532	$2.909902	$1.674962
Units Outstanding	1,944	159	627	504	1,013

The Accompanying Notes are an Integral Part of the Financial Statements.

F-6

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$11,982	$812	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	1,851	2,065	-
Neuberger Berman Advisers Management Trust	-	-	-	-	558
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	11,982	812	1,851	2,065	558

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$11,982	$812	$1,851	$2,065	$558

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$6,750	$-	$62	$79	$8
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	512	35	59	68	41
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	2,591	-	225	70	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	2,096	772	1,505	1,839	507
Annuity Reserves	33	5	-	9	2

Total Net Assets	$11,982	$812	$1,851	$2,065	$558

(1) Investments, at cost	$11,756	$792	$1,797	$1,890	$527
Mutual Fund Shares Held	8,564	724	56	64	25
(2) Accumulation Unit Value	$193.563662	$21.988973	$47.161926	$18.124509	$17.797220
Units Outstanding	35	-	1	4	-
(3) Accumulation Unit Value	$4.621774	$1.989147	$4.315275	$1.701926	$1.671230
Units Outstanding	111	18	14	40	25
(4) Accumulation Unit Value	$12.378100	$1.813730	$3.976053	$1.606056	$1.577073
Units Outstanding	209	-	57	44	-
(5) Accumulation Unit Value	$1.901714	$2.083222	$4.495510	$1.751990	$1.720338
Units Outstanding	1,102	371	335	1,050	294

The Accompanying Notes are an Integral Part of the Financial Statements.

F-7

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	565	84	530	1,968	2,179
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	565	84	530	1,968	2,179

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$565	$84	$530	$1,968	$2,179

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$-	$-	$78	$47
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	-	12	78	89
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	181	5	51	10	157
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	384	79	467	1,797	1,886
Annuity Reserves	-	-	-	5	-

Total Net Assets	$565	$84	$530	$1,968	$2,179

(1) Investments, at cost	$532	$83	$523	$2,060	$2,348
Mutual Fund Shares Held	33	6	48	194	156
(2) Accumulation Unit Value	$20.214494	$29.891437	$17.976751	$23.970161	$46.124107
Units Outstanding	-	-	-	3	1
(3) Accumulation Unit Value	$1.802024	$2.664686	$1.602500	$2.136897	$4.111780
Units Outstanding	-	-	8	36	21
(4) Accumulation Unit Value	$1.620995	$2.397005	$1.441563	$1.922321	$3.698741
Units Outstanding	112	2	35	5	42
(5) Accumulation Unit Value	$1.854155	$2.459760	$1.419813	$2.200785	$4.195783
Units Outstanding	207	32	329	816	450

The Accompanying Notes are an Integral Part of the Financial Statements.

F-8

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	850	1,730	989	535	-
Credit Suisse Trust	-	-	-	-	873
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	850	1,730	989	535	873

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	219	-	-	-	-

Total Liabilities	219	-	-	-	-

Total Net Assets	$631	$1,730	$989	$535	$873

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$-	$-	$-	$1
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	-	-	-	71
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	264	329	514	527	25
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	367	1,401	475	8	776
Annuity Reserves	-	-	-	-	-

Total Net Assets	$631	$1,730	$989	$535	$873

(1) Investments, at cost	$875	$1,726	$881	$446	$1,044
Mutual Fund Shares Held	88	178	104	60	199
(2) Accumulation Unit Value	$15.067752	$14.773443	$13.860030	$12.946453	$4.942479
Units Outstanding	-	-	-	-	-
(3) Accumulation Unit Value	$1.414921	$1.387257	$1.301448	$1.215668	$4.763397
Units Outstanding	-	-	-	-	15
(4) Accumulation Unit Value	$1.335201	$1.309079	$1.228131	$1.147180	$4.604145
Units Outstanding	198	251	419	459	5
(5) Accumulation Unit Value	$1.456484	$1.428058	$1.339752	$1.251467	$4.845070
Units Outstanding	252	981	355	6	160

The Accompanying Notes are an Integral Part of the Financial Statements.

F-9

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2016

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$12	$4	$12	$5	$122
Expenses:
Mortality and expense risk charges	9	8	7	2	39

Net investment income (loss)	3	(4)	5	3	83

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	122	31	130	9	926
Realized gain distribution	134	509	10	33	138

Realized gains (losses)	256	540	140	42	1,064

Change in unrealized appreciation/(depreciation) of investments during the period	(228)	(442)	(88)	10	(383)

Net increase (decrease) in net assets resulting from operations	$31	$94	$57	$55	$764

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$6	$27	$34	$3	$18
Expenses:
Mortality and expense risk charges	1	9	6	19	9

Net investment income (loss)	5	18	28	(16)	9

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	9	201	43	469	28
Realized gain distribution	32	55	88	135	120

Realized gains (losses)	41	256	131	604	148

Change in unrealized appreciation/(depreciation) of investments during the period	3	(88)	131	(555)	134

Net increase (decrease) in net assets resulting from operations	$49	$186	$290	$33	$291

The Accompanying Notes are an Integral Part of the Financial Statements.

F-10

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2016

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$15	$2	$4	$11	$10
Expenses:
Mortality and expense risk charges	3	5	2	6	3

Net investment income (loss)	12	(3)	2	5	7

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	33	7	2	56	8
Realized gain distribution	68	69	34	149	-

Realized gains (losses)	101	76	36	205	8

Change in unrealized appreciation/(depreciation) of investments during the period	69	4	140	128	(52)

Net increase (decrease) in net assets resulting from operations	$182	$77	$178	$338	$(37)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Govt Money Market Division	Short-Term Bond Division

Income:
Dividend income	$16	$81	$11	$2	$11
Expenses:
Mortality and expense risk charges	3	21	6	9	5

Net investment income (loss)	13	60	5	(7)	6

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8	(22)	(8)	-	2
Realized gain distribution	8	50	-	-	-

Realized gains (losses)	16	28	(8)	-	2

Change in unrealized appreciation/(depreciation) of investments during the period	(43)	(4)	131	-	2

Net increase (decrease) in net assets resulting from operations	$(14)	$84	$128	$(7)	$10

The Accompanying Notes are an Integral Part of the Financial Statements.

F-11

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2016

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$101	$7	$13	$79	$84
Expenses:
Mortality and expense risk charges	21	2	5	6	8

Net investment income (loss)	80	5	8	73	76

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2)	2	(15)	(11)	(1)
Realized gain distribution	28	7	-	-	-

Realized gains (losses)	26	9	(15)	(11)	(1)

Change in unrealized appreciation/(depreciation) of investments during the period	20	(12)	48	135	115

Net increase (decrease) in net assets resulting from operations	$126	$2	$41	$197	$190

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$269	$18	$6	$12	$4
Expenses:
Mortality and expense risk charges	43	3	8	7	2

Net investment income (loss)	226	15	(2)	5	2

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	72	(3)	(12)	33	24
Realized gain distribution	337	29	108	145	20

Realized gains (losses)	409	26	96	178	44

Change in unrealized appreciation/(depreciation) of investments during the period	84	14	98	(40)	3

Net increase (decrease) in net assets resulting from operations	$719	$55	$192	$143	$49

The Accompanying Notes are an Integral Part of the Financial Statements.

F-12

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2016

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$5	$1	$16	$32	$99
Expenses:
Mortality and expense risk charges	3	-	2	7	9

Net investment income (loss)	2	1	14	25	90

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	14	(3)	8	(5)	6
Realized gain distribution	35	-	-	56	68

Realized gains (losses)	49	(3)	8	51	74

Change in unrealized appreciation/(depreciation) of investments during the period	3	16	(9)	(30)	(113)

Net increase (decrease) in net assets resulting from operations	$54	$14	$13	$46	$51

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$31	$55	$28	$14	$-
Expenses:
Mortality and expense risk charges	5	8	7	6	3

Net investment income (loss)	26	47	21	8	(3)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	-	16	19	(2)	(31)
Realized gain distribution	36	27	-	-	-

Realized gains (losses)	36	43	19	(2)	(31)

Change in unrealized appreciation/(depreciation) of investments during the period	(8)	50	43	39	121

Net increase (decrease) in net assets resulting from operations	$54	$140	$83	$45	$87

The Accompanying Notes are an Integral Part of the Financial Statements.

F-13

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$3	$1	$(4)	$(7)
Net realized gains (losses)	256	239	540	268
Net change in unrealized appreciation/(depreciation)	(228)	(143)	(442)	(53)

Net increase (decrease) in net assets resulting from operations	31	97	94	208

Contract Transactions:
Contract owners’ net payments	31	62	59	69
Annuity payments	-	-	-	-
Surrenders and other (net)	(121)	(390)	(34)	(76)
Transfers from other divisions or sponsor	254	269	2,627	2,876
Transfers to other divisions or sponsor	(458)	(288)	(2,673)	(2,849)

Net increase (decrease) in net assets resulting from contract transactions	(294)	(347)	(21)	20

Net increase (decrease) in net assets	(263)	(250)	73	228

Net Assets:
Beginning of period	1,582	1,832	1,800	1,572

End of period	$1,319	$1,582	$1,873	$1,800

Units issued during the period	168	206	726	844
Units redeemed during the period	(214)	(269)	(729)	(831)

Net units issued (redeemed) during period	(46)	(63)	(3)	13

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$5	$16	$3	$2
Net realized gains (losses)	140	179	42	45
Net change in unrealized appreciation/(depreciation)	(88)	(237)	10	(59)

Net increase (decrease) in net assets resulting from operations	57	(42)	55	(12)

Contract Transactions:
Contract owners’ net payments	59	47	9	71
Annuity payments	-	-	-	-
Surrenders and other (net)	(66)	(345)	(17)	(58)
Transfers from other divisions or sponsor	294	1,278	731	736
Transfers to other divisions or sponsor	(778)	(1,377)	(737)	(745)

Net increase (decrease) in net assets resulting from contract transactions	(491)	(397)	(14)	4

Net increase (decrease) in net assets	(434)	(439)	41	(8)

Net Assets:
Beginning of period	1,028	1,467	420	428

End of period	$594	$1,028	$461	$420

Units issued during the period	239	686	549	614
Units redeemed during the period	(388)	(809)	(559)	(599)

Net units issued (redeemed) during period	(149)	(123)	(10)	15

The Accompanying Notes are an Integral Part of the Financial Statements.

F-14

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$83	$84	$5	$3
Net realized gains (losses)	1,064	673	41	34
Net change in unrealized appreciation/(depreciation)	(383)	(703)	3	(48)

Net increase (decrease) in net assets resulting from operations	764	54	49	(11)

Contract Transactions:
Contract owners’ net payments	518	667	24	37
Annuity payments	-	-	-	-
Surrenders and other (net)	(1,647)	(785)	9	(23)
Transfers from other divisions or sponsor	5,199	5,484	448	479
Transfers to other divisions or sponsor	(5,037)	(5,285)	(456)	(474)

Net increase (decrease) in net assets resulting from contract transactions	(967)	81	25	19

Net increase (decrease) in net assets	(203)	135	74	8

Net Assets:
Beginning of period	7,375	7,240	311	303

End of period	$7,172	$7,375	$385	$311

Units issued during the period	3,095	3,046	357	388
Units redeemed during the period	(2,932)	(2,726)	(345)	(358)

Net units issued (redeemed) during period	163	320	12	30

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$18	$14	$28	$24
Net realized gains (losses)	256	93	131	198
Net change in unrealized appreciation/(depreciation)	(88)	(114)	131	(349)

Net increase (decrease) in net assets resulting from operations	186	(7)	290	(127)

Contract Transactions:
Contract owners’ net payments	129	27	56	193
Annuity payments	-	-	-	-
Surrenders and other (net)	(71)	(35)	(30)	(117)
Transfers from other divisions or sponsor	2,274	1,608	2,994	2,996
Transfers to other divisions or sponsor	(1,932)	(1,584)	(3,087)	(3,175)

Net increase (decrease) in net assets resulting from contract transactions	400	16	(67)	(103)

Net increase (decrease) in net assets	586	9	223	(230)

Net Assets:
Beginning of period	1,228	1,219	1,606	1,836

End of period	$1,814	$1,228	$1,829	$1,606

Units issued during the period	1,588	753	1,178	1,254
Units redeemed during the period	(1,428)	(735)	(1,200)	(1,289)

Net units issued (redeemed) during period	160	18	(22)	(35)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-15

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$(16)	$(28)	$9	$6
Net realized gains (losses)	604	480	148	192
Net change in unrealized appreciation/(depreciation)	(555)	(440)	134	(247)

Net increase (decrease) in net assets resulting from operations	33	12	291	(49)

Contract Transactions:
Contract owners’ net payments	89	186	135	139
Annuity payments	-	-	-	-
Surrenders and other (net)	(1,952)	(681)	(69)	(211)
Transfers from other divisions or sponsor	540	557	1,767	1,327
Transfers to other divisions or sponsor	(735)	(572)	(1,640)	(1,190)

Net increase (decrease) in net assets resulting from contract transactions	(2,058)	(510)	193	65

Net increase (decrease) in net assets	(2,025)	(498)	484	16

Net Assets:
Beginning of period	3,749	4,247	1,355	1,339

End of period	$1,724	$3,749	$1,839	$1,355

Units issued during the period	415	422	549	422
Units redeemed during the period	(535)	(487)	(496)	(400)

Net units issued (redeemed) during period	(120)	(65)	53	22

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$12	$10	$(3)	$(4)
Net realized gains (losses)	101	197	76	123
Net change in unrealized appreciation/(depreciation)	69	(219)	4	(117)

Net increase (decrease) in net assets resulting from operations	182	(12)	77	2

Contract Transactions:
Contract owners’ net payments	139	51	18	32
Annuity payments	-	-	-	-
Surrenders and other (net)	(25)	(80)	(6)	(15)
Transfers from other divisions or sponsor	1,314	1,806	627	816
Transfers to other divisions or sponsor	(1,393)	(1,923)	(543)	(952)

Net increase (decrease) in net assets resulting from contract transactions	35	(146)	96	(119)

Net increase (decrease) in net assets	217	(158)	173	(117)

Net Assets:
Beginning of period	794	952	640	757

End of period	$1,011	$794	$813	$640

Units issued during the period	453	595	311	324
Units redeemed during the period	(443)	(629)	(269)	(344)

Net units issued (redeemed) during period	10	(34)	42	(20)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-16

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$2	$(2)	$5	$2
Net realized gains (losses)	36	18	205	113
Net change in unrealized appreciation/(depreciation)	140	(33)	128	(187)

Net increase (decrease) in net assets resulting from operations	178	(17)	338	(72)

Contract Transactions:
Contract owners’ net payments	147	89	75	29
Annuity payments	-	-	-	-
Surrenders and other (net)	(10)	(44)	(27)	(38)
Transfers from other divisions or sponsor	909	696	1,999	2,148
Transfers to other divisions or sponsor	(888)	(618)	(2,125)	(2,244)

Net increase (decrease) in net assets resulting from contract transactions	158	123	(78)	(105)

Net increase (decrease) in net assets	336	106	260	(177)

Net Assets:
Beginning of period	555	449	1,136	1,313

End of period	$891	$555	$1,396	$1,136

Units issued during the period	604	439	616	679
Units redeemed during the period	(519)	(368)	(639)	(709)

Net units issued (redeemed) during period	85	71	(23)	(30)

	International Growth Division		Research International Core Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$7	$11	$13	$14
Net realized gains (losses)	8	29	16	32
Net change in unrealized appreciation/(depreciation)	(52)	(56)	(43)	(62)

Net increase (decrease) in net assets resulting from operations	(37)	(16)	(14)	(16)

Contract Transactions:
Contract owners’ net payments	117	71	104	75
Annuity payments	-	-	-	-
Surrenders and other (net)	(18)	(59)	(39)	(51)
Transfers from other divisions or sponsor	1,796	1,765	1,734	1,655
Transfers to other divisions or sponsor	(1,787)	(1,631)	(1,762)	(1,498)

Net increase (decrease) in net assets resulting from contract transactions	108	146	37	181

Net increase (decrease) in net assets	71	130	23	165

Net Assets:
Beginning of period	836	706	907	742

End of period	$907	$836	$930	$907

Units issued during the period	1,091	942	1,998	1,682
Units redeemed during the period	(1,037)	(882)	(1,960)	(1,484)

Net units issued (redeemed) during period	54	60	38	198

The Accompanying Notes are an Integral Part of the Financial Statements.

F-17

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$60	$99	$5	$5
Net realized gains (losses)	28	270	(8)	(12)
Net change in unrealized appreciation/(depreciation)	(4)	(497)	131	(148)

Net increase (decrease) in net assets resulting from operations	84	(128)	128	(155)

Contract Transactions:
Contract owners’ net payments	227	215	203	121
Annuity payments	-	-	-	-
Surrenders and other (net)	(612)	(381)	(44)	(66)
Transfers from other divisions or sponsor	5,360	5,833	2,814	2,719
Transfers to other divisions or sponsor	(5,276)	(5,665)	(2,857)	(2,453)

Net increase (decrease) in net assets resulting from contract transactions	(301)	2	116	321

Net increase (decrease) in net assets	(217)	(126)	244	166

Net Assets:
Beginning of period	4,103	4,229	1,270	1,104

End of period	$3,886	$4,103	$1,514	$1,270

Units issued during the period	3,187	2,956	3,472	3,027
Units redeemed during the period	(3,215)	(2,863)	(3,333)	(2,633)

Net units issued (redeemed) during period	(28)	93	139	394

	Government Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$(7)	$(9)	$6	$2
Net realized gains (losses)	-	-	2	-
Net change in unrealized appreciation/(depreciation)	-	-	2	(1)

Net increase (decrease) in net assets resulting from operations	(7)	(9)	10	1

Contract Transactions:
Contract owners’ net payments	96	756	107	164
Annuity payments	-	-	-	-
Surrenders and other (net)	(1,220)	(460)	(175)	(70)
Transfers from other divisions or sponsor	2,441	1,350	2,003	1,950
Transfers to other divisions or sponsor	(1,407)	(1,504)	(1,926)	(1,848)

Net increase (decrease) in net assets resulting from contract transactions	(90)	142	9	196

Net increase (decrease) in net assets	(97)	133	19	197

Net Assets:
Beginning of period	1,671	1,538	1,051	854

End of period	$1,574	$1,671	$1,070	$1,051

Units issued during the period	1,619	1,590	1,776	1,740
Units redeemed during the period	(1,678)	(1,394)	(1,783)	(1,594)

Net units issued (redeemed) during period	(59)	196	(7)	146

The Accompanying Notes are an Integral Part of the Financial Statements.

F-18

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$80	$55	$5	$5
Net realized gains (losses)	26	(5)	9	9
Net change in unrealized appreciation/(depreciation)	20	(43)	(12)	(14)

Net increase (decrease) in net assets resulting from operations	126	7	2	-

Contract Transactions:
Contract owners’ net payments	388	453	13	100
Annuity payments	-	-	-	-
Surrenders and other (net)	(255)	(399)	(10)	(51)
Transfers from other divisions or sponsor	9,643	10,322	739	606
Transfers to other divisions or sponsor	(9,584)	(10,745)	(732)	(673)

Net increase (decrease) in net assets resulting from contract transactions	192	(369)	10	(18)

Net increase (decrease) in net assets	318	(362)	12	(18)

Net Assets:
Beginning of period	4,822	5,184	360	378

End of period	$5,140	$4,822	$372	$360

Units issued during the period	4,426	4,646	384	383
Units redeemed during the period	(4,373)	(4,702)	(378)	(376)

Net units issued (redeemed) during period	53	(56)	6	7

	Inflation Protection Division		High Yield Bond Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$8	$19	$73	$57
Net realized gains (losses)	(15)	(20)	(11)	1
Net change in unrealized appreciation/(depreciation)	48	(26)	135	(85)

Net increase (decrease) in net assets resulting from operations	41	(27)	197	(27)

Contract Transactions:
Contract owners’ net payments	81	96	166	122
Annuity payments	-	-	-	-
Surrenders and other (net)	(51)	(40)	(53)	(87)
Transfers from other divisions or sponsor	1,841	2,041	2,689	2,856
Transfers to other divisions or sponsor	(1,805)	(1,892)	(2,760)	(2,819)

Net increase (decrease) in net assets resulting from contract transactions	66	205	42	72

Net increase (decrease) in net assets	107	178	239	45

Net Assets:
Beginning of period	1,046	868	1,311	1,266

End of period	$1,153	$1,046	$1,550	$1,311

Units issued during the period	1,438	1,562	1,063	1,104
Units redeemed during the period	(1,403)	(1,426)	(1,044)	(1,071)

Net units issued (redeemed) during period	35	136	19	33

The Accompanying Notes are an Integral Part of the Financial Statements.

F-19

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$76	$90	$226	$210
Net realized gains (losses)	(1)	31	409	994
Net change in unrealized appreciation/(depreciation)	115	(169)	84	(1,283)

Net increase (decrease) in net assets resulting from operations	190	(48)	719	(79)

Contract Transactions:
Contract owners’ net payments	181	186	305	566
Annuity payments	-	-	(4)	(4)
Surrenders and other (net)	(124)	(143)	(923)	(2,821)
Transfers from other divisions or sponsor	4,073	3,707	1,264	2,529
Transfers to other divisions or sponsor	(4,191)	(3,412)	(1,510)	(2,597)

Net increase (decrease) in net assets resulting from contract transactions	(61)	338	(868)	(2,327)

Net increase (decrease) in net assets	129	290	(149)	(2,406)

Net Assets:
Beginning of period	1,814	1,524	12,131	14,537

End of period	$1,943	$1,814	$11,982	$12,131

Units issued during the period	2,712	2,502	811	1,580
Units redeemed during the period	(2,760)	(2,269)	(1,013)	(1,763)

Net units issued (redeemed) during period	(48)	233	(202)	(183)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$15	$20	$(2)	$(3)
Net realized gains (losses)	26	93	96	232
Net change in unrealized appreciation/(depreciation)	14	(141)	98	(262)

Net increase (decrease) in net assets resulting from operations	55	(28)	192	(33)

Contract Transactions:
Contract owners’ net payments	2	46	35	84
Annuity payments	-	-	-	-
Surrenders and other (net)	(5)	(674)	(41)	(42)
Transfers from other divisions or sponsor	246	284	2,362	2,625
Transfers to other divisions or sponsor	(273)	(316)	(2,421)	(2,659)

Net increase (decrease) in net assets resulting from contract transactions	(30)	(660)	(65)	8

Net increase (decrease) in net assets	25	(688)	127	(25)

Net Assets:
Beginning of period	787	1,475	1,724	1,749

End of period	$812	$787	$1,851	$1,724

Units issued during the period	127	166	584	645
Units redeemed during the period	(144)	(558)	(598)	(642)

Net units issued (redeemed) during period	(17)	(392)	(14)	3

The Accompanying Notes are an Integral Part of the Financial Statements.

F-20

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$5	$8	$2	$1
Net realized gains (losses)	178	283	44	72
Net change in unrealized appreciation/(depreciation)	(40)	(288)	3	(79)

Net increase (decrease) in net assets resulting from operations	143	3	49	(6)

Contract Transactions:
Contract owners’ net payments	227	139	48	22
Annuity payments	-	-	-	-
Surrenders and other (net)	(40)	(63)	(21)	(30)
Transfers from other divisions or sponsor	2,814	2,651	1,194	1,260
Transfers to other divisions or sponsor	(2,888)	(2,750)	(1,255)	(1,196)

Net increase (decrease) in net assets resulting from contract transactions	113	(23)	(34)	56

Net increase (decrease) in net assets	256	(20)	15	50

Net Assets:
Beginning of period	1,809	1,829	543	493

End of period	$2,065	$1,809	$558	$543

Units issued during the period	1,883	1,657	796	808
Units redeemed during the period	(1,817)	(1,652)	(817)	(774)

Net units issued (redeemed) during period	66	5	(21)	34

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$2	$1	$1	$1
Net realized gains (losses)	49	56	(3)	10
Net change in unrealized appreciation/(depreciation)	3	(54)	16	(16)

Net increase (decrease) in net assets resulting from operations	54	3	14	(5)

Contract Transactions:
Contract owners’ net payments	59	28	6	1
Annuity payments	-	-	-	-
Surrenders and other (net)	(3)	27	(8)	4
Transfers from other divisions or sponsor	869	799	109	80
Transfers to other divisions or sponsor	(897)	(823)	(105)	(143)

Net increase (decrease) in net assets resulting from contract transactions	28	31	2	(58)

Net increase (decrease) in net assets	82	34	16	(63)

Net Assets:
Beginning of period	483	449	68	131

End of period	$565	$483	$84	$68

Units issued during the period	539	490	53	38
Units redeemed during the period	(520)	(471)	(52)	(60)

Net units issued (redeemed) during period	19	19	1	(22)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-21

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$14	$3	$25	$38
Net realized gains (losses)	8	20	51	19
Net change in unrealized appreciation/(depreciation)	(9)	(36)	(30)	(65)

Net increase (decrease) in net assets resulting from operations	13	(13)	46	(8)

Contract Transactions:
Contract owners’ net payments	78	11	204	147
Annuity payments	-	-	-	-
Surrenders and other (net)	(12)	(19)	(76)	(143)
Transfers from other divisions or sponsor	554	1,014	5,626	5,986
Transfers to other divisions or sponsor	(546)	(977)	(5,525)	(6,258)

Net increase (decrease) in net assets resulting from contract transactions	74	29	229	(268)

Net increase (decrease) in net assets	87	16	275	(276)

Net Assets:
Beginning of period	443	427	1,693	1,969

End of period	$530	$443	$1,968	$1,693

Units issued during the period	466	657	2,648	2,826
Units redeemed during the period	(410)	(619)	(2,553)	(2,976)

Net units issued (redeemed) during period	56	38	95	(150)

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$90	$25	$26	$15
Net realized gains (losses)	74	131	36	23
Net change in unrealized appreciation/(depreciation)	(113)	(162)	(8)	(56)

Net increase (decrease) in net assets resulting from operations	51	(6)	54	(18)

Contract Transactions:
Contract owners’ net payments	151	194	53	2
Annuity payments	-	-	-	-
Surrenders and other (net)	(57)	(79)	(226)	(67)
Transfers from other divisions or sponsor	2,995	3,288	522	672
Transfers to other divisions or sponsor	(3,021)	(3,409)	(522)	(672)

Net increase (decrease) in net assets resulting from contract transactions	68	(6)	(173)	(65)

Net increase (decrease) in net assets	119	(12)	(119)	(83)

Net Assets:
Beginning of period	2,060	2,072	750	833

End of period	$2,179	$2,060	$631	$750

Units issued during the period	762	843	409	485
Units redeemed during the period	(746)	(821)	(523)	(533)

Net units issued (redeemed) during period	16	22	(114)	(48)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-22

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$47	$27	$21	$11
Net realized gains (losses)	43	111	19	91
Net change in unrealized appreciation/(depreciation)	50	(182)	43	(139)

Net increase (decrease) in net assets resulting from operations	140	(44)	83	(37)

Contract Transactions:
Contract owners’ net payments	140	23	52	11
Annuity payments	-	-	-	-
Surrenders and other (net)	(10)	(112)	(10)	(61)
Transfers from other divisions or sponsor	892	1,032	1,354	1,600
Transfers to other divisions or sponsor	(993)	(1,032)	(1,386)	(1,600)

Net increase (decrease) in net assets resulting from contract transactions	29	(89)	10	(50)

Net increase (decrease) in net assets	169	(133)	93	(87)

Net Assets:
Beginning of period	1,561	1,694	896	983

End of period	$1,730	$1,561	$989	$896

Units issued during the period	758	776	1,112	1,272
Units redeemed during the period	(729)	(841)	(1,097)	(1,310)

Net units issued (redeemed) during period	29	(65)	15	(38)

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$8	$2	$(3)	$(2)
Net realized gains (losses)	(2)	50	(31)	(24)
Net change in unrealized appreciation/(depreciation)	39	(79)	121	(167)

Net increase (decrease) in net assets resulting from operations	45	(27)	87	(193)

Contract Transactions:
Contract owners’ net payments	52	29	98	82
Annuity payments	-	-	-	-
Surrenders and other (net)	-	(42)	(21)	(35)
Transfers from other divisions or sponsor	90	224	1,624	1,633
Transfers to other divisions or sponsor	(105)	(267)	(1,610)	(1,442)

Net increase (decrease) in net assets resulting from contract transactions	37	(56)	91	238

Net increase (decrease) in net assets	82	(83)	178	45

Net Assets:
Beginning of period	453	536	695	650

End of period	$535	$453	$873	$695

Units issued during the period	125	213	390	331
Units redeemed during the period	(91)	(262)	(371)	(282)

Net units issued (redeemed) during period	34	(49)	19	49

The Accompanying Notes are an Integral Part of the Financial Statements.

F-23

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2016

1.	Organization

NML Variable Annuity Account C (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund unallocated group combination variable annuity contracts (“contracts”) to provide retirement annuity benefits for self-employed persons and their eligible employees and individual flexible payment deferred variable annuity contracts (“Network Edition”) of certain eligible persons. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Simplified Load contracts with an installment fee of $750; and Network Edition contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests.

On May 1, 2016, the Money Market Division was renamed the Government Money Market Division.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2016, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.	Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. All dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

F-24

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2016

2.	Significant Accounting Policies (continued)

E.	Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statements of assets and liabilities. Such reserves are determined by the Actuarial Department of Northwestern Mutual. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Account and to the General Account and all related payouts are funded by Northwestern Mutual.

F.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2016 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$200	$357
Focused Appreciation	678	195
Large Cap Core Stock	110	589
Large Cap Blend	51	29
Index 500 Stock	1,513	2,259
Large Company Value	93	31
Domestic Equity	983	510
Equity Income	250	202
Mid Cap Growth Stock	480	2,420
Index 400 Stock	506	184
Mid Cap Value	295	179
Small Cap Growth Stock	195	33
Index 600 Stock	299	106
Small Cap Value	277	200
International Growth	266	151
Research International Core	256	197
International Equity	718	909
Emerging Markets Equity	417	296
Government Money Market	1,535	1,631
Short-Term Bond	323	308
Select Bond	1,148	848
Long-Term U.S. Government Bond	65	42
Inflation Protection	282	209
High Yield Bond	449	333
Multi-Sector Bond	512	497
Balanced	1,181	1,486
Asset Allocation	58	42
Fidelity VIP Mid Cap	187	146
Fidelity VIP Contrafund	501	237
Neuberger Berman AMT Socially Responsive	126	139
Russell Multi-Style Equity	125	60
Russell Aggressive Equity	23	20
Russell Non-U.S.	180	93

F-25

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2016

3.	Purchases and Sales of Investments (continued)

Division	Purchases	Sales
Russell Core Bond	$674	$365
Russell Global Real Estate Securities	482	256
Russell LifePoints Moderate Strategy	121	13
Russell LifePoints Balanced Strategy	223	119
Russell LifePoints Growth Strategy	81	50
Russell LifePoints Equity Growth Strategy	68	25
Credit Suisse Trust Commodity Return Strategy	255	167

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981 or beginning May 1, 1984 and prior to January 6, 1992 there is no deduction for mortality and expense risks. For those contracts issued beginning May 1, 1984 and prior to January 6, 1992 the rates may be increased by the Board of Trustees of Northwestern Mutual, not to exceed a 0.25% annual rate.

There are no contracts outstanding that were issued on or after December 17, 1981, and prior to May 1, 1984.

For contracts issued on or after January 6, 1992, for the Front Load version and the Simplified Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.65% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1.00% and 1.50% annual rates, respectively.

For Network Edition contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% annual rate.

5.	Subsequent Events

Effective May 1, 2017, the following Divisions will be renamed.

Current Name	New Name
Russell Multi-Style Equity Division	U.S. Strategic Equity Division
Russell Aggressive Equity Division	U.S. Small Cap Equity Division
Russell Non-U.S. Division	International Developed Markets Division
Russell Core Bond Division	Strategic Bond Division
Russell Global Real Estate Securities Division	Global Real Estate Securities Division
Russell LifePoints Moderate Strategy Division	LifePoints Moderate Strategy Division
Russell LifePoints Balanced Strategy Division	LifePoints Balanced Strategy Division
Russell LifePoints Growth Strategy Division	LifePoints Growth Strategy Division
Russell LifePoints Equity Growth Strategy Division	LifePoints Equity Growth Strategy Division

F-26

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2016

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Growth Stock
Year Ended 12/31/16	282	$1.659869	to	$59.189518	$1,319	0.82%	0.35%	to	1.25%	1.20%	to	2.47%
Year Ended 12/31/15	328	1.625579	to	57.763945	1,582	0.72	0.35	to	1.25	4.70	to	6.01
Year Ended 12/31/14	391	1.538779	to	54.488126	1,832	0.58	0.35	to	1.25	7.67	to	9.02
Year Ended 12/31/13	396	1.416355	to	49.977915	1,811	0.69	0.35	to	1.25	34.18	to	35.86
Year Ended 12/31/12	417	1.046126	to	36.785012	1,409	0.60	0.35	to	1.25	11.53	to	12.94
Focused Appreciation
Year Ended 12/31/16	480	$3.371663	to	$39.992151	$1,873	0.24%	0.35%	to	1.25%	4.56%	to	5.87%
Year Ended 12/31/15	483	3.224559	to	37.773111	1,800	0.00	0.35	to	1.25	12.23	to	13.64
Year Ended 12/31/14	470	2.873055	to	33.238141	1,572	0.02	0.35	to	1.25	8.08	to	9.43
Year Ended 12/31/13	455	2.658335	to	30.372615	1,387	0.48	0.35	to	1.25	27.41	to	29.01
Year Ended 12/31/12	472	2.086517	to	23.543734	1,278	0.30	0.35	to	1.25	18.64	to	20.14
Large Cap Core Stock
Year Ended 12/31/16	243	$1.499245	to	$42.503832	$594	1.52%	0.35%	to	1.25%	6.24%	to	7.57%
Year Ended 12/31/15	392	1.398615	to	39.512372	1,028	2.11	0.35	to	1.25	-4.26	to	-3.06
Year Ended 12/31/14	515	1.447826	to	40.759702	1,467	1.49	0.35	to	1.25	7.22	to	8.56
Year Ended 12/31/13	612	1.338280	to	37.544148	1,616	1.16	0.35	to	1.25	26.99	to	28.58
Year Ended 12/31/12	717	1.044453	to	29.198468	1,515	1.22	0.35	to	1.25	10.24	to	11.63
Large Cap Blend
Year Ended 12/31/16	316	$1.329366	to	$15.001832	$461	1.05%	0.35%	to	1.25%	12.57%	to	13.99%
Year Ended 12/31/15	326	1.180907	to	13.161232	420	0.91	0.35	to	1.25	-3.63	to	-2.42
Year Ended 12/31/14	311	1.225351	to	13.487127	428	0.04	0.35	to	1.25	11.18	to	12.58
Year Ended 12/31/13	180	1.102119	to	11.980322	228	0.92	0.35	to	1.25	29.24	to	30.86
Year Ended 12/31/12	189	0.852786	to	9.155103	183	0.92	0.35	to	1.25	13.76	to	15.20
Index 500 Stock
Year Ended 12/31/16	2,277	$1.971995	to	$117.092375	$7,172	1.73%	0.35%	to	1.25%	10.35%	to	11.73%
Year Ended 12/31/15	2,114	1.771076	to	104.794845	7,375	1.72	0.35	to	1.25	-0.09	to	1.17
Year Ended 12/31/14	1,794	1.756737	to	103.583087	7,240	1.62	0.35	to	1.25	12.05	to	13.46
Year Ended 12/31/13	1,378	1.553803	to	91.297175	6,407	1.87	0.35	to	1.25	30.42	to	32.05
Year Ended 12/31/12	1,180	1.180763	to	69.136117	4,972	1.82	0.35	to	1.25	14.31	to	15.76
Large Company Value
Year Ended 12/31/16	253	$1.362750	to	$15.379433	$385	1.78%	0.35%	to	1.25%	13.93%	to	15.36%
Year Ended 12/31/15	241	1.196136	to	13.331635	311	1.47	0.35	to	1.25	-5.04	to	-3.85
Year Ended 12/31/14	211	1.259638	to	13.865219	303	0.00	0.35	to	1.25	11.63	to	13.03
Year Ended 12/31/13	213	1.128421	to	12.266796	272	1.49	0.35	to	1.25	29.66	to	31.29
Year Ended 12/31/12	220	0.870270	to	9.343226	214	1.86	0.35	to	1.25	15.02	to	16.47
Domestic Equity
Year Ended 12/31/16	745	$2.174598	to	$26.364364	$1,814	1.79%	0.35%	to	1.25%	13.55%	to	14.98%
Year Ended 12/31/15	585	1.915024	to	22.929503	1,228	1.82	0.35	to	1.25	-1.33	to	-0.09
Year Ended 12/31/14	567	1.940876	to	22.950784	1,219	1.69	0.35	to	1.25	12.46	to	13.87
Year Ended 12/31/13	570	1.725835	to	20.154766	1,083	1.70	0.35	to	1.25	32.37	to	34.03
Year Ended 12/31/12	580	1.303845	to	15.037814	834	2.19	0.35	to	1.25	12.92	to	14.35
Equity Income
Year Ended 12/31/16	632	$2.557036	to	$30.330455	$1,829	2.02%	0.35%	to	1.25%	17.69%	to	19.17%
Year Ended 12/31/15	654	2.172680	to	25.451821	1,606	1.71	0.35	to	1.25	-7.90	to	-6.74
Year Ended 12/31/14	689	2.359021	to	27.291728	1,836	1.22	0.35	to	1.25	6.10	to	7.43
Year Ended 12/31/13	680	2.223419	to	25.403806	1,680	1.24	0.35	to	1.25	28.33	to	29.94
Year Ended 12/31/12	744	1.732638	to	19.550985	1,424	1.69	0.35	to	1.25	15.77	to	17.23

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

F-27

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2016

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Mid Cap Growth Stock
Year Ended 12/31/16	376	$1.488328	to	$104.283373	$1,724	0.13%	0.35%	to	1.25%	-0.42%	to	0.83%
Year Ended 12/31/15	496	1.481267	to	103.425002	3,749	0.04	0.35	to	1.25	-0.54	to	0.71
Year Ended 12/31/14	561	1.475957	to	102.693582	4,247	0.35	0.35	to	1.25	7.15	to	8.49
Year Ended 12/31/13	572	1.365189	to	94.654719	4,429	0.31	0.35	to	1.25	23.98	to	25.53
Year Ended 12/31/12	629	1.091338	to	75.402575	3,944	0.13	0.35	to	1.25	10.57	to	11.97
Index 400 Stock
Year Ended 12/31/16	451	$3.904075	to	$51.235085	$1,839	1.17%	0.35%	to	1.25%	18.89%	to	20.38%
Year Ended 12/31/15	398	3.254475	to	42.560713	1,355	1.12	0.35	to	1.25	-3.59	to	-2.38
Year Ended 12/31/14	376	3.345567	to	43.598907	1,339	1.00	0.35	to	1.25	8.06	to	9.42
Year Ended 12/31/13	312	3.068389	to	39.846886	1,110	1.07	0.35	to	1.25	31.51	to	33.16
Year Ended 12/31/12	330	2.312315	to	29.923387	921	0.94	0.35	to	1.25	16.18	to	17.64
Mid Cap Value
Year Ended 12/31/16	262	$3.299810	to	$39.139970	$1,011	1.71%	0.35%	to	1.25%	21.70%	to	23.23%
Year Ended 12/31/15	252	2.711402	to	31.761925	794	1.61	0.35	to	1.25	-2.55	to	-1.33
Year Ended 12/31/14	286	2.782414	to	32.189353	952	0.96	0.35	to	1.25	15.24	to	16.69
Year Ended 12/31/13	304	2.414353	to	27.585004	853	0.95	0.35	to	1.25	28.63	to	30.24
Year Ended 12/31/12	311	1.876997	to	21.179677	672	1.56	0.35	to	1.25	15.12	to	16.57
Small Cap Growth Stock
Year Ended 12/31/16	279	$2.245084	to	$53.557262	$813	0.23%	0.35%	to	1.25%	10.86%	to	12.25%
Year Ended 12/31/15	237	2.007098	to	47.712811	640	0.10	0.35	to	1.25	-0.93	to	0.32
Year Ended 12/31/14	257	2.007765	to	47.561777	757	0.00	0.35	to	1.25	7.31	to	8.66
Year Ended 12/31/13	228	1.854311	to	43.773190	645	0.52	0.35	to	1.25	36.88	to	36.60
Year Ended 12/31/12	298	1.342607	to	31.582975	637	0.00	0.35	to	1.25	8.12	to	9.48
Index 600 Stock
Year Ended 12/31/16	403	$1.925007	to	$21.724279	$891	0.59%	0.35%	to	1.25%	24.56%	to	26.12%
Year Ended 12/31/15	318	1.545444	to	17.224563	555	0.00	0.35	to	1.25	-3.56	to	-2.35
Year Ended 12/31/14	247	1.602493	to	17.638780	449	1.77	0.35	to	1.25	4.03	to	5.34
Year Ended 12/31/13	139	1.540384	to	16.744685	252	3.71	0.35	to	1.25	38.92	to	40.67
Year Ended 12/31/12	172	1.108809	to	11.903891	209	3.36	0.35	to	1.25	14.35	to	15.80
Small Cap Value
Year Ended 12/31/16	340	$3.523164	to	$42.713658	$1,396	0.92%	0.35%	to	1.25%	30.75%	to	32.39%
Year Ended 12/31/15	363	2.694556	to	32.262868	1,136	0.67	0.35	to	1.25	-6.62	to	-5.45
Year Ended 12/31/14	393	2.885630	to	34.121874	1,313	0.36	0.35	to	1.25	-1.02	to	0.22
Year Ended 12/31/13	344	2.915464	to	34.046809	1,203	1.10	0.35	to	1.25	30.13	to	31.76
Year Ended 12/31/12	355	2.240441	to	25.839588	967	0.39	0.35	to	1.25	14.88	to	16.33
International Growth
Year Ended 12/31/16	447	$1.534322	to	$18.601991	$907	1.18%	0.35%	to	1.25%	-4.60%	to	-3.41%
Year Ended 12/31/15	393	1.608366	to	19.257803	836	1.75	0.35	to	1.25	-2.95	to	-1.73
Year Ended 12/31/14	333	1.657184	to	19.596007	706	1.31	0.35	to	1.25	-5.71	to	-4.52
Year Ended 12/31/13	267	1.757474	to	20.524033	611	1.39	0.35	to	1.25	18.32	to	19.81
Year Ended 12/31/12	324	1.485329	to	17.130842	606	1.50	0.35	to	1.25	16.52	to	17.99
Research International Core
Year Ended 12/31/16	956	$0.884785	to	$9.985604	$930	1.80%	0.35%	to	1.25%	-2.35%	to	-1.12%
Year Ended 12/31/15	918	0.906065	to	10.098885	907	2.05	0.35	to	1.25	-2.34	to	-1.11
Year Ended 12/31/14	720	0.927768	to	10.212438	742	1.45	0.35	to	1.25	-7.87	to	-6.71
Year Ended 12/31/13	591	1.007038	to	10.947312	659	0.12	0.35	to	1.25	17.45	to	18.92
Year Ended 12/31/12	612	0.857448	to	9.205651	572	1.76	0.35	to	1.25	15.30	to	16.76

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

F-28

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2016

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
International Equity
Year Ended 12/31/16	1,770	$1.857558	to	$4.983406	$3,886	2.17%	0.35%	to	1.25%	1.62%	to	2.89%
Year Ended 12/31/15	1,798	1.811644	to	4.843231	4,103	2.96	0.35	to	1.25	-3.43	to	-2.21
Year Ended 12/31/14	1,705	1.859162	to	4.952849	4,229	1.92	0.35	to	1.25	-9.94	to	-8.80
Year Ended 12/31/13	1,561	2.045816	to	5.431053	4,513	2.17	0.35	to	1.25	19.87	to	21.38
Year Ended 12/31/12	1,748	1.691434	to	4.474566	4,327	2.70	0.35	to	1.25	20.00	to	21.52
Emerging Markets Equity
Year Ended 12/31/16	1,615	$0.857413	to	$9.676365	$1,514	0.74%	0.35%	to	1.25%	7.71%	to	9.06%
Year Ended 12/31/15	1,476	0.796019	to	8.872116	1,270	0.85	0.35	to	1.25	-13.33	to	-12.24
Year Ended 12/31/14	1,082	0.918478	to	10.109813	1,104	0.63	0.35	to	1.25	-7.41	to	-6.25
Year Ended 12/31/13	871	0.992029	to	10.783888	956	0.74	0.35	to	1.25	-6.33	to	-5.15
Year Ended 12/31/12	825	1.059049	to	11.369632	959	0.16	0.35	to	1.25	17.35	to	18.83
Government Money Market
Year Ended 12/31/16	1,063	$1.255717	to	$41.625993	$1,574	0.12%	0.35%	to	1.25%	-1.11%	to	0.13%
Year Ended 12/31/15	1,122	1.258510	to	41.572750	1,671	0.01	0.35	to	1.25	-1.23	to	0.01
Year Ended 12/31/14	926	1.262776	to	41.568533	1,538	0.08	0.35	to	1.25	-1.17	to	0.07
Year Ended 12/31/13	1,724	1.266305	to	41.539003	3,307	0.09	0.35	to	1.25	-1.14	to	0.10
Year Ended 12/31/12	1,373	1.269494	to	41.497953	2,483	0.14	0.35	to	1.25	-1.10	to	0.15
Short-Term Bond
Year Ended 12/31/16	842	$1.106066	to	$12.481062	$1,070	1.17%	0.35%	to	1.25%	0.41%	to	1.67%
Year Ended 12/31/15	849	1.101540	to	12.275717	1,051	0.75	0.35	to	1.25	-0.53	to	0.72
Year Ended 12/31/14	703	1.107462	to	12.188479	854	0.61	0.35	to	1.25	-0.86	to	0.38
Year Ended 12/31/13	655	1.117123	to	12.142453	796	0.17	0.35	to	1.25	-0.70	to	0.55
Year Ended 12/31/12	530	1.124968	to	12.076410	646	1.49	0.35	to	1.25	0.80	to	2.07
Select Bond
Year Ended 12/31/16	2,033	$2.257031	to	$219.047810	$5,140	1.96%	0.35%	to	1.25%	1.78%	to	3.06%
Year Ended 12/31/15	1,980	2.197759	to	212.549665	4,822	1.51	0.35	to	1.25	-0.72	to	0.53
Year Ended 12/31/14	2,036	2.193832	to	211.428447	5,184	2.07	0.35	to	1.25	4.25	to	5.56
Year Ended 12/31/13	1,611	2.085516	to	200.286369	4,434	2.37	0.35	to	1.25	-3.37	to	-2.16
Year Ended 12/31/12	1,341	2.138973	to	204.702189	4,637	2.94	0.35	to	1.25	3.66	to	4.96
Long-Term U.S Government Bond
Year Ended 12/31/16	204	$1.693000	to	$19.104481	$372	1.79%	0.35%	to	1.25%	-0.17%	to	1.09%
Year Ended 12/31/15	198	1.695799	to	18.898765	360	2.10	0.35	to	1.25	-2.70	to	-1.47
Year Ended 12/31/14	191	1.742779	to	19.181310	378	2.13	0.35	to	1.25	22.20	to	23.73
Year Ended 12/31/13	170	1.426196	to	15.502339	275	0.02	0.35	to	1.25	-14.35	to	-13.27
Year Ended 12/31/12	199	1.665149	to	17.875038	402	1.93	0.35	to	1.25	2.46	to	3.75
Inflation Protection
Year Ended 12/31/16	799	$1.260965	to	$14.229840	$1,153	1.20%	0.35%	to	1.25%	3.39%	to	4.68%
Year Ended 12/31/15	764	1.219659	to	13.593038	1,046	2.37	0.35	to	1.25	-3.42	to	-2.20
Year Ended 12/31/14	628	1.262831	to	13.899486	868	0.57	0.35	to	1.25	1.86	to	3.14
Year Ended 12/31/13	614	1.239806	to	13.476716	827	1.06	0.35	to	1.25	-9.47	to	-6.33
Year Ended 12/31/12	674	1.369504	to	14.701699	1,017	2.45	0.35	to	1.25	6.01	to	7.35
High Yield Bond
Year Ended 12/31/16	524	$2.909902	to	$49.707921	$1,550	5.32%	0.35%	to	1.25%	13.17%	to	14.60%
Year Ended 12/31/15	505	2.548194	to	43.377037	1,311	4.60	0.35	to	1.25	-2.59	to	-1.36
Year Ended 12/31/14	472	2.592458	to	43.976216	1,266	4.95	0.35	to	1.25	-0.08	to	1.18
Year Ended 12/31/13	407	2.571334	to	43.465300	1,165	5.09	0.35	to	1.25	4.52	to	5.84
Year Ended 12/31/12	417	2.438069	to	41.068270	1,161	6.35	0.35	to	1.25	12.47	to	13.89

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

F-29

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2016

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Multi-Sector Bond
Year Ended 12/31/16	1,151	$1.535492	to	$17.327635	$1,943	4.41%	0.35%	to	1.25%	9.71%	to	11.09%
Year Ended 12/31/15	1,199	1.399545	to	15.597729	1,814	5.68	0.35	to	1.25	-3.43	to	-2.22
Year Ended 12/31/14	966	1.449313	to	15.951947	1,524	2.71	0.35	to	1.25	1.97	to	3.25
Year Ended 12/31/13	932	1.421330	to	15.449941	1,429	3.44	0.35	to	1.25	-2.80	to	-1.58
Year Ended 12/31/12	851	1.462316	to	15.698283	1,323	0.44	0.35	to	1.25	13.51	to	14.94
Balanced
Year Ended 12/31/16	1,457	$1.901714	to	$193.563662	$11,982	2.26%	0.35%	to	1.25%	5.26%	to	6.58%
Year Ended 12/31/15	1,659	1.790528	to	181.609174	12,131	2.03	0.35	to	1.25	-1.36	to	-0.12
Year Ended 12/31/14	1,842	1.799000	to	181.830315	14,537	2.32	0.35	to	1.25	4.25	to	5.56
Year Ended 12/31/13	1,724	1.710188	to	172.248875	13,904	3.32	0.35	to	1.25	10.69	to	12.08
Year Ended 12/31/12	1,687	1.531157	to	153.677764	13,232	1.19	0.35	to	1.25	8.33	to	9.69
Asset Allocation
Year Ended 12/31/16	389	$1.813730	to	$21.988973	$812	2.37%	0.35%	to	1.25%	6.45%	to	7.79%
Year Ended 12/31/15	406	1.703817	to	20.400265	787	2.26	0.35	to	1.25	-1.66	to	-0.43
Year Ended 12/31/14	798	1.732596	to	20.487411	1,475	2.12	0.35	to	1.25	3.85	to	5.15
Year Ended 12/31/13	761	1.668437	to	19.484028	1,344	3.88	0.35	to	1.25	15.22	to	16.67
Year Ended 12/31/12	1,200	1.448020	to	16.700324	1,793	0.23	0.35	to	1.25	9.63	to	11.02
Fidelity VIP Mid Cap
Year Ended 12/31/16	407	$3.976053	to	$47.161926	$1,851	0.32%	0.35%	to	1.25%	10.53%	to	11.92%
Year Ended 12/31/15	421	3.597108	to	42.137819	1,724	0.26	0.35	to	1.25	-2.85	to	-1.63
Year Ended 12/31/14	418	3.702607	to	42.835362	1,749	0.02	0.35	to	1.25	4.72	to	6.03
Year Ended 12/31/13	404	3.535842	to	40.398542	1,594	0.28	0.35	to	1.25	34.18	to	35.87
Year Ended 12/31/12	432	2.635062	to	29.733518	1,273	0.40	0.35	to	1.25	13.13	to	14.56
Fidelity VIP Contrafund
Year Ended 12/31/16	1,138	$1.606056	to	$18.124509	$2,065	0.64%	0.35%	to	1.25%	6.39%	to	7.73%
Year Ended 12/31/15	1,072	1.509544	to	16.824006	1,809	0.82	0.35	to	1.25	-0.83	to	0.42
Year Ended 12/31/14	1,067	1.522183	to	16.754369	1,829	0.78	0.35	to	1.25	10.27	to	11.65
Year Ended 12/31/13	932	1.380421	to	15.005573	1,444	0.86	0.35	to	1.25	29.33	to	30.95
Year Ended 12/31/12	945	1.067369	to	11.458810	1,117	1.17	0.35	to	1.25	14.69	to	16.14
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/16	319	$1.577073	to	$17.797220	$558	0.70%	0.35%	to	1.25%	8.50%	to	9.86%
Year Ended 12/31/15	340	1.453533	to	16.199640	543	0.59	0.35	to	1.25	-1.70	to	-0.46
Year Ended 12/31/14	306	1.478648	to	16.275087	493	0.39	0.35	to	1.25	9.01	to	10.38
Year Ended 12/31/13	260	1.356400	to	14.744385	382	0.71	0.35	to	1.25	35.90	to	37.60
Year Ended 12/31/12	253	0.998110	to	10.715212	273	0.28	0.35	to	1.25	9.60	to	10.98
Russell Multi-Style Equity
Year Ended 12/31/16	319	$1.620995	to	$20.214494	$565	1.03%	0.35%	to	1.25%	9.26%	to	10.64%
Year Ended 12/31/15	300	1.483571	to	18.271298	483	0.82	0.35	to	1.25	-0.15	to	1.11
Year Ended 12/31/14	281	1.485791	to	18.071559	449	1.17	0.35	to	1.25	10.31	to	11.70
Year Ended 12/31/13	293	1.346869	to	16.178812	424	1.22	0.35	to	1.25	31.27	to	32.92
Year Ended 12/31/12	302	1.026015	to	12.171877	332	1.30	0.35	to	1.25	14.25	to	15.69
Russell Aggressive Equity
Year Ended 12/31/16	34	$2.397005	to	$29.891437	$84	0.83%	0.35%	to	1.25%	17.19%	to	18.66%
Year Ended 12/31/15	33	2.045441	to	25.191084	68	0.69	0.35	to	1.25	-8.34	to	-7.19
Year Ended 12/31/14	55	2.231487	to	27.141282	131	0.25	0.35	to	1.25	0.30	to	1.56
Year Ended 12/31/13	57	2.222420	to	26.724835	133	0.43	0.35	to	1.25	38.27	to	40.00
Year Ended 12/31/12	32	1.592979	to	19.088862	58	0.93	0.35	to	1.25	14.39	to	15.84

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

F-30

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2016

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Russell Non-U.S.
Year Ended 12/31/16	372	$1.419813	to	$17.976751	$530	3.23%	0.35%	to	1.25%	1.09%	to	2.36%
Year Ended 12/31/15	316	1.391934	to	17.562157	443	1.00	0.35	to	1.25	-2.54	to	-1.31
Year Ended 12/31/14	278	1.415417	to	17.795979	427	1.98	0.35	to	1.25	-5.63	to	-4.45
Year Ended 12/31/13	343	1.486514	to	18.624500	549	2.16	0.35	to	1.25	20.40	to	21.91
Year Ended 12/31/12	433	1.223636	to	15.277391	578	1.79	0.35	to	1.25	18.32	to	19.81
Russell Core Bond
Year Ended 12/31/16	860	$1.922321	to	$23.970161	$1,968	1.62%	0.35%	to	1.25%	1.82%	to	3.10%
Year Ended 12/31/15	765	1.887891	to	23.248775	1,693	2.40	0.35	to	1.25	-1.38	to	-0.14
Year Ended 12/31/13	915	1.914309	to	23.281628	1,969	1.56	0.35	to	1.25	4.15	to	5.45
Year Ended 12/31/13	839	1.838117	to	22.077570	1,723	1.45	0.35	to	1.25	-2.67	to	-1.45
Year Ended 12/31/12	754	1.888622	to	22.402721	1,566	2.41	0.35	to	1.25	7.02	to	8.38
Russell Global Real Estate Securities
Year Ended 12/31/16	514	$3.698741	to	$46.124107	$2,179	4.58%	0.35%	to	1.25%	1.74%	to	3.02%
Year Ended 12/31/15	498	3.635378	to	44.771967	2,060	1.65	0.35	to	1.25	-1.00	to	0.25
Year Ended 12/31/14	476	3.671934	to	44.660949	2,072	3.31	0.35	to	1.25	13.33	to	14.75
Year Ended 12/31/13	446	3.240150	to	38.920595	1,751	4.04	0.35	to	1.25	2.36	to	3.65
Year Ended 12/31/12	439	3.165381	to	37.550773	1,669	4.98	0.35	to	1.25	25.97	to	27.56
Russell LifePoints Moderate Strategy
Year Ended 12/31/16	450	$1.335201	to	$15.067752	$631	4.01%	0.35%	to	1.25%	6.41%	to	7.75%
Year Ended 12/31/15	564	1.254766	to	13.984420	750	2.46	0.35	to	1.25	-2.93	to	-1.71
Year Ended 12/31/14	612	1.292586	to	14.227181	833	2.89	0.35	to	1.25	3.55	to	4.85
Year Ended 12/31/13	424	1.248227	to	13.568584	549	1.69	0.35	to	1.25	5.46	to	6.79
Year Ended 12/31/12	514	1.183568	to	12.706153	622	3.19	0.35	to	1.25	9.68	to	11.07
Russell LifePoints Balanced Strategy
Year Ended 12/31/16	1,232	$1.309079	to	$14.773443	$1,730	3.32%	0.35%	to	1.25%	7.70%	to	9.05%
Year Ended 12/31/15	1,203	1.215472	to	13.546956	1,561	2.12	0.35	to	1.25	-3.52	to	-2.30
Year Ended 12/31/14	1,268	1.259753	to	13.866173	1,694	2.91	0.35	to	1.25	3.31	to	4.61
Year Ended 12/31/13	1,298	1.219361	to	13.255096	1,668	2.52	0.35	to	1.25	11.03	to	12.43
Year Ended 12/31/12	860	1.098181	to	11.789785	976	2.36	0.35	to	1.25	11.55	to	12.96
Russell LifePoints Growth Strategy
Year Ended 12/31/16	774	$1.228131	to	$13.860030	$989	2.95%	0.35%	to	1.25%	8.36%	to	9.73%
Year Ended 12/31/15	759	1.133339	to	12.631574	896	1.79	0.35	to	1.25	-4.51	to	-3.31
Year Ended 12/31/14	797	1.186908	to	13.064429	983	3.01	0.35	to	1.25	2.47	to	3.76
Year Ended 12/31/13	722	1.158315	to	12.591524	865	2.24	0.35	to	1.25	15.11	to	16.56
Year Ended 12/31/12	752	1.006249	to	10.802768	779	2.03	0.35	to	1.25	12.79	to	14.22
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/16	465	$1.147180	to	$12.946453	$535	2.96%	0.35%	to	1.25%	9.47%	to	10.85%
Year Ended 12/31/15	431	1.047904	to	11.679451	453	1.47	0.35	to	1.25	-5.06	to	-3.87
Year Ended 12/31/14	480	1.103798	to	12.149681	536	3.35	0.35	to	1.25	2.20	to	3.48
Year Ended 12/31/13	441	1.080041	to	11.740704	480	2.47	0.35	to	1.25	18.33	to	19.81
Year Ended 12/31/12	505	0.912766	to	9.799317	467	1.74	0.35	to	1.25	14.24	to	15.68
Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/16	180	$4.604145	to	$4.942479	$873	0.00%	0.35%	to	1.25%	10.63%	to	12.02%
Year Ended 12/31/15	161	4.161714	to	4.412123	695	0.00	0.35	to	1.25	-25.96	to	-25.03
Year Ended 12/31/14	112	5.621078	to	5.885213	650	0.00	0.35	to	1.25	-17.97	to	-16.94
Period Ended 12/31/13 (2)	83	6.852188	to	7.085099	588	0.00	0.35	to	1.25	1.63	to	1.79

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on November 15, 2013.

F-31

The Northwestern Mutual

Life Insurance Company

Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Report of Independent Auditors

To the Board of Trustees of

  The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statutory financial statements of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, the “Company”), which comprise the consolidated statutory statements of financial position as of December 31, 2016 and 2015, and the related consolidated statutory statements of operations and changes in surplus, and of cash flows for each of the three years ended December 31, 2016.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the consolidated financial statements, the consolidated financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, 833 E. Michigan St., Ste. 1200, Milwaukee, WI 53202

T: (414) 212 1600, F: (414) 212 1880, www.pwc.com/us

The effects on the consolidated financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the consolidated financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of their operations or their cash flows for each of the three years ended December 31, 2016.

Opinion on Statutory Basis of Accounting

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years ended December 31, 2016, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

February 20, 2017

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Financial Position

(in millions)

	December 31,
	2016	2015

Assets:
Bonds	$139,859	$133,449
Mortgage loans	34,175	32,236
Policy loans	17,150	17,146
Common and preferred stocks	4,173	3,886
Real estate	2,468	1,999
Other investments	13,463	13,292
Cash and short-term investments	2,306	1,460

Total investments	213,594	203,468

Due and accrued investment income	1,883	1,906
Net deferred tax assets	3,191	3,288
Deferred premium and other assets	3,214	3,079
Separate account assets	28,559	26,731

Total assets	$250,441	$238,472

Liabilities and surplus:
Reserves for policy benefits	$186,489	$176,928
Policyowner dividends payable	5,205	5,610
Interest maintenance reserve	793	664
Asset valuation reserve	3,447	3,564
Income taxes payable	154	101
Other liabilities	5,568	5,218
Separate account liabilities	28,559	26,731

Total liabilities	230,215	218,816

Surplus:
Surplus notes	1,750	1,750
Unassigned surplus	18,476	17,906

Total surplus	20,226	19,656

Total liabilities and surplus	$250,441	$238,472

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Operations

(in millions)

	For the years ended
	December 31,
	2016	2015	2014

Revenue:
Premiums	$17,915	$17,788	$17,001
Net investment income	9,607	9,467	9,104
Other income	636	625	602

Total revenue	28,158	27,880	26,707

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	9,799	9,043	8,396
Net additions to policy benefit reserves	9,284	9,352	8,910
Net transfers to (from) separate accounts	(118)	150	501

Total benefits	18,965	18,545	17,807

Commissions and operating expenses	3,136	2,932	2,831

Total benefits and expenses	22,101	21,477	20,638

Gain from operations before dividends and taxes	6,057	6,403	6,069

Policyowner dividends	5,205	5,609	5,511

Gain from operations before taxes	852	794	558
Income tax expense (benefit)	(176)	(53)	22

Net gain from operations	1,028	847	536
Net realized capital gains (losses)	(210)	(32)	143

Net income	$818	$815	$679

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

	For the years ended
	December 31,
	2016	2015	2014

Beginning of year balance	$19,656	$19,054	$17,199

Net income	818	815	679

Change in net unrealized capital gains and losses	(335)	(248)	1,246

Change in net deferred tax assets	6	86	271

Change in nonadmitted assets and other	(36)	(31)	(155)

Change in asset valuation reserve	117	(20)	(186)

Net increase in surplus	570	602	1,855

End of year balance	$20,226	$19,656	$19,054

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows

(in millions)

	For the years ended
	December 31,
	2016	2015	2014

Cash flows from operating activities:
Premiums and other income received	$12,704	$12,658	$12,700
Investment income received	9,121	8,670	9,014
Benefit and dividend payments to policyowners and beneficiaries	(8,784)	(8,164)	(8,742)
Net transfers (to) from separate accounts	121	(152)	(492)
Commissions, expenses and taxes paid	(2,618)	(2,834)	(3,247)

Net cash provided by operating activities	10,544	10,178	9,233

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	45,189	37,276	33,516
Common and preferred stocks	3,548	2,084	2,898
Mortgage loans	3,023	1,924	1,501
Real estate	238	209	76
Other investments	1,574	1,893	1,676

Subtotal proceeds from investments	53,572	43,386	39,667

Cost of investments acquired:
Bonds	(51,048)	(42,801)	(38,857)
Common and preferred stocks	(3,540)	(2,478)	(3,394)
Mortgage loans	(5,040)	(5,031)	(4,008)
Real estate	(592)	(356)	(187)
Other investments	(2,676)	(3,465)	(2,002)

Subtotal cost of investments acquired	(62,896)	(54,131)	(48,448)

Net inflows (outflows) of policy loans	253	3	(450)

Net cash applied to investing activities	(9,071)	(10,742)	(9,231)

Cash flows from financing and miscellaneous sources:
Net inflows (outflows) on deposit-type contracts	(222)	(297)	56
Other cash provided (applied)	(405)	(267)	268

Net cash provided by (applied to) financing and miscellaneous sources	(627)	(564)	324

Net increase (decrease) in cash and short-term investments	846	(1,128)	326
Cash and short-term investments, beginning of year	1,460	2,588	2,262

Cash and short-term investments, end of year	$2,306	$1,460	$2,588

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows (supplemental)

(in millions)

	For the years ended December 31,
	2016	2015	2014
Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the consolidated statements of cash flows:

Operating:[1]
Dividends used to pay premiums and loans	$5,428	$5,305
Capitalized interest and payment in-kind investment income	727	845
Employee benefit and compensation plan expenses	196	154
Other policyowner contract activity	188	167

Investing:
Bond forward commitments	-	6,225	$12,590
Bond refinancings and exchanges	1,985	1,757	1,713
Asset transfers with affiliated entities	935	365	344
Mortgage loan refinancings and transfers	918	914	889
Net policy loan activity [1]	342	355
Net premium loan activity [1]	94	140
Other invested asset exchanges	78	131	37
Common stock exchanges	33	171	61
Real estate asset exchanges	7	-	-

Financing and Miscellaneous:

Deposit-type contract deposits and interest credited [1]	512	389

[1]	Revisions to Statement of Statutory Accounting Principle No. 69, Statement of Cash Flows require additional reporting and disclosure of non-cash activity related to operations effective for the years ended December 31, 2016 and 2015.

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

1.	Basis of Presentation

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (“NM”) and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (“NLTC” and together “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets throughout the United States of America.

These financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned, non-insurance subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies, and are reported at the unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate based on an election that is made by the policyowner when applying for their policy. If a variable rate is elected, the rate will be reset annually. Some policies with a fixed rate loan provision permit the Company, at its discretion, to set the interest rate below that specified by the policy. Annual interest rates on policy loans ranged from 3.30% to 8.00% for loans outstanding at December 31, 2016. Policy loans have no stated maturity date, with repayment of principal and interest during

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

the insured’s life made at the discretion of the policyowner. If the policyowner does not make loan repayments, the unpaid interest will capitalize and the loan balance will be repaid either 1) from the death benefit; or 2) from the cash value if the policy lapses or is surrendered before the insured’s death.

Policyowner dividends available on the portion of life insurance cash values that serve as collateral for policy loans are generally determined using the “direct recognition method,” whereby dividends on the loaned portion of such policies are calculated with reference to the interest rate charged on the policy loan. The Company considers the unpaid principal balance of policy loans to approximate fair value.

Cash and Short-term Investments

Short-term investments include securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life, disability and long-term care insurance policies and certain annuity policies issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits, use them to repay policy loans or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay renewal premiums are reported as premiums in the consolidated statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the consolidated statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary annuity contracts without life contingencies are deposit-type transactions and are excluded from revenue in the consolidated statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and securities lending and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary annuity contracts that include life contingencies. Benefit payments on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from benefits in the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

consolidated statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Information Technology Equipment and Software

The cost of information technology (“IT”) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $43 million and $34 million at December 31, 2016 and 2015, respectively, are included in other assets in the consolidated statements of financial position and are net of accumulated depreciation of $326 million and $303 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. These amounts were $209 million and $175 million at December 31, 2016 and 2015, respectively. Depreciation expense for IT equipment and software totaled $91 million, $80 million and $74 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. These amounts were $56 million and $65 million at December 31, 2016 and 2015, respectively. Depreciation expense for furniture, fixtures and equipment totaled $8 million for each of the years ended December 31, 2016, 2015 and 2014.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the consolidated statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses. See Note 3 for more information regarding realized capital gains and losses, including other-than-temporary valuation adjustments.

Unrealized capital gains and losses include changes in the fair value of common and preferred stocks, other equity investments and currency translation adjustments on foreign-denominated bonds and are reported net of any related changes in deferred taxes. Changes in the Company’s equity method share of the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Changes in unrealized capital gains and losses are reported in the consolidated statements of changes in surplus. See Note 3 for more information regarding unrealized capital gains and losses.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(net of accumulated depreciation), deferred tax assets in excess of statutory limits and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the consolidated statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bond, mortgage loan, equity and other investments that are denominated in a foreign currency. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in market exchange rates are reported as a change in net unrealized capital gains and losses until the related investment security is sold or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2016 through February 20, 2017, the date these consolidated financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2016 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

3.	Investments

Bonds

The Securities Valuation Office (“SVO”) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Statement value and fair value of bonds at December 31, 2016 and 2015, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2016	Reconciliation to Fair Value
		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$5,572	$317	$(39)	$5,850
States, territories and possessions	661	116	(7)	770
Special revenue and assessments	34,783	686	(440)	35,029
All foreign governments	935	24	(21)	938
Hybrid securities	342	20	(23)	339
SVO identified funds	17	1	-	18
Industrial and miscellaneous	97,549	3,627	(1,270)	99,906

Total bonds	$139,859	$4,791	$(1,800)	$142,850

December 31, 2015	Reconciliation to Fair Value
		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$4,237	$584	$(14)	$4,807
States, territories and possessions	689	108	(2)	795
Special revenue and assessments	30,578	902	(190)	31,290
All foreign governments	586	39	(14)	611
Hybrid securities	403	20	(30)	393
SVO identified funds	-	-	-	-
Industrial and miscellaneous	96,956	3,272	(2,587)	97,641

Total bonds	$133,449	$4,925	$(2,837)	$135,537

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Statement value of bonds by SVO rating category at December 31, 2016 and 2015 was as follows:

December 31, 2016	SVO Rating
	1	2	3	4	5	6	Total
	(in millions)

U.S. Government	$5,572	$-	$-	$-	$-	$-	$5,572

States, territories and possessions	575	86	-	-	-	-	661

Special revenue and assessments	34,695	88	-	-	-	-	34,783

All foreign governments	313	574	42	6	-	-	935

Hybrid securities	116	62	164	-	-	-	342

SVO identified funds	-	-	-	17	-	-	17

Industrial and miscellaneous	43,813	39,717	5,918	5,761	2,092	248	97,549

Total bonds	$85,084	$40,527	$6,124	$5,784	$2,092	$248	$139,859

December 31, 2015	SVO Rating
	1	2	3	4	5	6	Total
	(in millions)

U.S. Government	$4,237	$-	$-	$-	$-	$-	$4,237

States, territories and possessions	602	87	-	-	-	-	689

Special revenue and assessments	30,528	50	-	-	-	-	30,578

All foreign governments	274	299	13	-	-	-	586

Hybrid securities	190	61	152	-	-	-	403

SVO identified funds	-	-	-	-	-	-	-

Industrial and miscellaneous	42,567	40,923	6,281	5,591	1,577	17	96,956

Total bonds	$78,398	$41,420	$6,446	$5,591	$1,577	$17	$133,449

Based on statement value, 90% of the Company’s bond portfolio was rated either 1 or 2 (i.e., rated as investment grade) by the SVO at each of December 31, 2016 and 2015.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The Company’s bond investments include structured securities which include a significant concentration in residential mortgage-backed securities issued by U.S. Government agencies. Statement value and fair value of structured securities at December 31, 2016 and 2015, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2016	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)

Residential mortgage-backed:

U.S. Government agencies	$32,540	$32,485	$-	$-	$32,540	$32,485

Other prime	409	409	3	3	412	412

Other below-prime	173	172	10	12	183	184

Commercial mortgage-backed:

U.S. Government agencies	245	257	-	-	245	257

Conduit	2,101	2,114	29	22	2,130	2,136

Re-REMIC	141	144	2	3	143	147

Other commercial mortgage-backed	36	38	-	-	36	38

Other asset-backed	6,081	6,177	167	165	6,248	6,342

Total structured securities	$41,726	$41,796	$211	$205	$41,937	$42,001

December 31, 2015	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)

Residential mortgage-backed:

U.S. Government agencies	$28,220	$28,580	$-	$-	$28,220	$28,580

Other prime	549	551	1	1	550	552

Other below-prime	73	74	13	15	86	89

Commercial mortgage-backed:

U.S. Government agencies	239	254	-	-	239	254

Conduit	2,026	2,030	15	14	2,041	2,044

Re-REMIC	326	333	2	4	328	337

Other commercial mortgage-backed	49	53	1	1	50	54

Other asset-backed	5,402	5,492	142	142	5,544	5,634

Total structured securities	$36,884	$37,367	$174	$177	$37,058	$37,544

Based on statement value, over 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2016 and 2015.

The Company’s bond portfolio includes securities that are classified as structured notes, as defined by the Purposes and Procedures Manual of the NAIC Investment Analysis Office. At December 31, 2016, the Company’s structured note investments included one treasury inflation protected (“TIP”) security and twenty-six securities with rate provisions that qualify as structured notes. At December 31, 2016, the TIP security had a statement value and fair value of $128 million and

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

$125 million, respectively, while the remaining structured note investments had an aggregate statement value and fair value of $341 million and $332 million, respectively. At December 31, 2015, the Company’s structured note investments included one TIP security and fifteen securities with rate provisions that qualify as structured notes. At December 31, 2015, the TIP security had a statement value and fair value of $89 million and $121 million, respectively, while the remaining structured note investments had an aggregate statement value and fair value of $173 million and $165 million, respectively. None of these securities have provisions linked to real estate prices, indices or asset values.

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2016 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement Value	Fair Value
	(in millions)

Due in one year or less	$6,375	$6,430

Due after one year through five years	31,037	32,030

Due after five years through ten years	40,766	41,239

Due after ten years	63,875	65,345

Total	$142,053	$145,044

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $130 million and $126 million at December 31, 2016 and 2015, respectively.

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2016 and 2015 was as follows:

December 31, 2016	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)
Apartment	$3,928	$930	$2,181	$4,902	$-	$11,941
Office	3,874	978	1,704	3,524	-	10,080
Retail	3,042	603	2,264	1,992	-	7,901
Warehouse/Industrial	247	249	644	1,060	198	2,398
Other	350	189	655	661	-	1,855

Total	$11,441	$2,949	$7,448	$12,139	$198	$34,175

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

December 31, 2015	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)
Apartment	$3,175	$598	$2,150	$4,104	$-	$10,027
Office	3,282	1,038	1,815	3,816	-	9,951
Retail	3,246	779	2,177	2,035	-	8,237
Warehouse/Industrial	427	301	570	1,107	204	2,609
Other	389	186	533	304	-	1,412

Total	$10,519	$2,902	$7,245	$11,366	$204	$32,236

The statement value of mortgage loans by contractual maturity at December 31, 2016 is summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to prepay obligations with or without prepayment fees.

Statement Value
(in millions)
Due in one year or less	$1,088
Due after one year through two years	2,391
Due after two years through five years	6,027
Due after five years through eight years	11,111
Due after eight years	13,558

Total	$34,175

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2016 and 2015. The maximum and minimum interest rates for mortgage loans originated during 2016 were 6.00% and 2.48%, respectively, while these rates during 2015 were 6.70% and 2.65%, respectively. The aggregate weighted-average ratio of amounts loaned to the fair value of collateral (“loan-to-value ratio”) for mortgage loans originated or refinanced during 2016 and 2015 was 59% and 60%, respectively, with a maximum of 100% for any single loan during each of 2016 and 2015. Loans with a 100% loan-to-value (“LTV”) ratio at origination are made on a very limited basis and generally represent construction loans on build-to-suit properties. These loans are expected to be refinanced with conventional mortgage loans having a LTV ratio between 50% and 70% upon completion of construction. At each of December 31, 2016 and 2015, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 53%.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2016 and 2015 was as follows:

December 31, 2016	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$3,991	$7,631	$211	$108	$11,941
Office	4,611	4,996	310	163	10,080
Retail	4,117	3,483	301	-	7,901
Warehouse/Industrial	879	1,184	250	85	2,398
Other	389	1,430	15	21	1,855

Total	$13,987	$18,724	$1,087	$377	$34,175

December 31, 2015	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$4,322	$5,499	$205	$1	$10,027
Office	4,143	5,329	304	175	9,951
Retail	4,232	3,767	224	14	8,237
Warehouse/Industrial	938	1,251	312	108	2,609
Other	232	1,003	108	69	1,412

Total	$13,867	$16,849	$1,153	$367	$32,236

The aggregate statement value of mortgage loans with LTV ratios in excess of 100% was $12 million and $60 million at December 31, 2016 and 2015, respectively.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2016, 2015 and 2014,

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

respectively. At December 31, 2016 and 2015, the Company had $26 million and $28 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.”

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the consolidated statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at each of December 31, 2016 and 2015.

During 2016, the Company had one foreclosed mortgage loan with a statement value of $76 million that was moved into the real estate portfolio at a statement value of $76 million.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $3,968 million and $3,705 million included in the consolidated statements of financial position at December 31, 2016 and 2015, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated non-insurance subsidiaries. See Note 14 for more information regarding the fair value of the Company’s investments in common stock.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2016 and 2015, the consolidated statements of financial position included $205 million and $181 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach. See Note 14 for more information regarding the fair value of the Company’s investments in preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2016 and 2015 was as follows:

December 31, 2016	East	Midwest	South	West	Total
	(in millions)
Apartment	$295	$28	$233	$523	$1,079
Office	15	727	218	40	1,000
Warehouse/Industrial	104	30	-	186	320
Other	27	-	13	29	69

Total	$441	$785	$464	$778	$2,468

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

December 31, 2015	East	Midwest	South	West	Total
	(in millions)
Apartment	$313	$26	$235	$319	$893
Office	64	536	153	40	793
Warehouse/Industrial	38	30	-	188	256
Other	27	-	-	30	57

Total	$442	$592	$388	$577	$1,999

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $671 million and $441 million at December 31, 2016 and 2015, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (“JVs”) and limited liability companies (“LLCs”). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. The aggregate statement value of other investments held indirectly through non-insurance investment holding companies was $7.1 billion and $7.5 billion at December 31, 2016 and 2015, respectively. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the consolidated statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2016 and 2015 was as follows:

	December 31,
	2016	2015
	(in millions)
Securities partnerships and LLCs	$4,457	$4,299
Bonds	3,308	3,914
Real estate JVs, partnerships and LLCs	1,489	1,675
Common and preferred stocks	1,008	1,024
Derivative instruments	781	469
Real estate	712	747
Low income housing tax credit properties	534	485
Cash and short-term investments	371	215
Leveraged leases	158	162
Other assets, net	645	302

Total	$13,463	$13,292

For securities partnerships and LLCs, bonds, common and preferred stocks, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), tax credit properties and leveraged leases, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

unexpired credits at each of December 31, 2016 and 2015. The required holding period for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2016 and 2015 were $108 million and $111 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits.

See Note 4 for more information regarding the Company’s use of derivatives.

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (“SCAs”) are reported in the consolidated statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2016 and 2015, the value of wholly-owned SCA investments were as follows:

	December 31, 2016			December 31, 2015
	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value
	(in millions)			(in millions)
NM Wealth Management Company	$140	$-	$140	$133	$-	$133
NM Capital, Limited	2	2	-	2	2	-
Bradford, Inc.	1	1	-	1	1	-

Total common stock SCAs [1]	143	3	140	136	3	133

NML Securities Holdings, LLC	4,039	-	4,039	4,186	-	4,186
NM Investment Holdings, LLC	1,455	-	1,455	1,643	-	1,643
NML Real Estate Holdings, LLC	1,033	-	1,033	1,113	-	1,113
NM Pebble Valley, LLC	207	-	207	211	-	211
NM Planning, LLC	204	-	204	260	-	260
NM Investment Services, LLC	73	-	73	85	-	85
NM GP Holdings, LLC	58	7	51	48	2	46
NM Investment Management Company, LLC	41	41	-	27	27	-
Mason Street Advisors, LLC	25	25	-	24	24	-
GRO-SUB, LLC	1	1	-	-	-	-

Total other investment SCAs [2]	7,136	74	7,062	7,597	53	7,544

Total investments in SCAs	$7,279	$77	$7,202	$7,733	$56	$7,677

1 Reported in common and preferred stocks in the consolidated statements of financial position.

2 Reported in other investments in the consolidated statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2016. In all cases, the NAIC accepted the statement value.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Net Investment Income

The sources of net investment income for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the years ended December 31,
	2016	2015	2014
	(in millions)

Bonds	$5,699	$5,760	$5,641
Mortgage loans	1,592	1,535	1,471
Policy loans	1,160	1,155	1,121
Common and preferred stocks	138	133	128
Real estate	277	230	196
Other investments	1,273	1,063	847
Amortization of IMR	154	211	275

Gross investment income	10,293	10,087	9,679
Less: investment expenses	686	620	575

Net investment income	$9,607	$9,467	$9,104

Accrued investment income more than ninety days past due is a nonadmitted asset. Changes in the nonadmitted amount are reported as direct adjustments to surplus in the consolidated statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the year ended December 31, 2016			For the year ended December 31, 2015			For the year ended December 31, 2014
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)
	(in millions)			(in millions)			(in millions)

Bonds	$1,373	$(1,109)	$264	$560	$(870)	$(310)	$735	$(326)	$409

Common and preferred stocks	304	(357)	(53)	229	(273)	(44)	391	(98)	293

Mortgage loans	-	(3)	(3)	-	(2)	(2)	9	(3)	6

Real estate	96	(53)	43	123	(1)	122	23	(1)	22

Other investments	580	(722)	(142)	579	(523)	56	220	(492)	(272)

Subtotal	$2,353	$(2,244)	109	$1,491	$(1,669)	(178)	$1,378	$(920)	458

Less: IMR net gains/(losses) before taxes			436			(258)			192

Less: Capital gains tax (benefit)/expense			(117)			112			123

Net realized capital gains/(losses)			$(210)			$(32)			$143

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $32 billion, $25 billion, and $24 billion for the years ended December 31, 2016, 2015 and 2014, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary valuation adjustment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the years ended December 31,
	2016	2015	2014
Bonds, common and preferred stocks:	(in millions)

Structured securities	$(54)	$-	$(1)
Financial services	(17)	(4)	(4)
Consumer discretionary	(14)	(36)	(51)
Industrials	(9)	(7)	(1)
Energy	(20)	(48)	-
Basic materials	(39)	-	-
Other	-	(1)	(3)

Subtotal	(153)	(96)	(60)
Real estate	(52)	-	-
Other investments:
Real estate JVs	(4)	(12)	(40)
Securities partnerships	(61)	(40)	-
Energy and transportation	(5)	-	-

Subtotal	(70)	(52)	(40)

Total	$(275)	$(148)	$(100)

In addition to the realized capital losses above, $60 million, $16 million and $41 million of other-than-temporary valuation adjustments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2016, 2015 and 2014, respectively. The decline in the Company’s equity in these subsidiaries resulting from these valuation adjustments is reported in changes in net unrealized capital gains and losses in the consolidated statements of changes in surplus.

At December 31, 2016, the Company continued to hold structured securities with aggregate statement values and fair values of $20 million and $30 million, respectively, for which other-than-temporary valuation adjustments had been recognized. Other-than-temporary valuation adjustments on loan-backed and structured securities for the years ended December 31, 2016, 2015 and 2014, including the circumstances of the adjustment, were as follows:

	For the years ended December 31,
	2016	2015	2014
	(in millions)
Intent to sell	$-	$-	$-
Present value of cash flows expected to be collected is less than amortized cost basis	(54)	(1)	(1)

Total	$(54)	$(1)	$(1)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Unrealized Capital Gains and Losses

Changes in net unrealized capital gains and losses for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the years ended December 31,
	2016	2015	2014
	(in millions)
Bonds	$(313)	$(173)	$(194)

Common and preferred stocks	344	(181)	(84)

Mortgage loans	9	(38)	(13)

Other investments	(272)	-	1,507

Subtotal	(232)	(392)	1,216

Change in deferred taxes	(103)	144	30

Change in net unrealized capital gains and losses	$(335)	$(248)	$1,246

Unrealized capital gains and losses include changes in the fair value of common and preferred stocks and other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans. Other changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Unrealized capital gains and losses reported in other investments for the year ended December 31, 2014 included an after tax gain of $1.1 billion from the sale of its investment in Frank Russell Company (“Russell”) as the Company’s common stock investment in Russell was held by a subsidiary at the time of the sale. See Note 11 for more information regarding the sale of Russell. Changes in net unrealized capital gains and losses for the years ended December 31, 2016, 2015 and 2014 included the reversal of previously unrealized capital gains of $(787) million, $(371) million and $(312) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries. The Company’s share of the earnings or losses of these subsidiaries is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$51,965	$50,361	$(1,604)	$6,004	$5,206	$(798)
Common and preferred stocks	667	636	(31)	87	73	(14)

Total	$52,632	$50,997	$(1,635)	$6,091	$5,279	$(812)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	December 31, 2015
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$51,486	$49,279	$(2,207)	$7,946	$7,008	$(938)
Common and preferred stocks	1,309	1,090	(219)	186	145	(41)

Total	$52,795	$50,369	$(2,426)	$8,132	$7,153	$(979)

All of these bonds were current on contractual interest and principal payments at December 31, 2016. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2016 and 2015, unrealized capital losses on structured securities in a loss position for greater than 12 months were $52 million and $127 million, respectively, while unrealized capital losses on structured securities in a loss position for less than 12 months were $440 million and $151 million, respectively.

For securities without a full SVO credit analysis performed, the statutory basis of accounting allows the Company to assign a NAIC designation of 5* to such securities for reporting purposes. At December 31, 2016 and 2015, the statement and fair values of NAIC 5* securities were as follows:

	December 31,
	2016			2015

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value

	(in millions)

Bonds	26	$537	$519	18	$514	$501
Loan-backed and structured securities	4	-	-	3	-	1
Preferred stock	4	55	55	4	31	31

Total	34	$592	$574	25	$545	$533

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

At December 31, 2016 and 2015, the aggregate statement value of general account loaned securities was $930 million and $1,035 million, respectively, while the aggregate fair value of these loaned securities was $921 million and $1,024 million, respectively. All of the securities on loan at December 31, 2016 and 2015 were bonds and were loaned with open terms. There were no securities on loan within the separate accounts at either December 31, 2016 or 2015.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the market value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

collateral received. At December 31, 2016 and 2015, reinvested securities lending collateral held by the Company was $949 million and $1,056 million, respectively, which is reported at amortized cost.

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2016 and 2015 were as follows:

	December 31,
	2016		2015
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)

30 days or less	$443	$443	$455	$455

31-60 days	101	101	56	56

61-90 days	24	24	42	42

91-120 days	19	19	33	33

121-180 days	144	144	120	120

181-365 days	188	189	93	93

1-2 years	30	30	257	257

Total	$949	$950	$1,056	$1,056

At December 31, 2016, the consolidated statement of financial position included $305 million in bonds and $644 million in cash and short-term investments related to the collateral assets summarized above. At December 31, 2015, the consolidated statement of financial position included $603 million in bonds and $453 million in cash and short-term investments related to these collateral assets.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with securities lending and derivative transactions or cash held by a qualified intermediary (“QI”) to facilitate potential purchases of replacement real estate properties in tax-free exchange transactions.

At December 31, 2016 and 2015, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The statement value of restricted assets at December 31, 2016 and 2015, summarized by type of restriction, was as follows:

	December 31,
	2016	2015
	(in millions)

Securities lending	$930	$1,035

Cash on deposit with QI	-	129

Derivative transactions	101	71

Securities on deposit with states	6	7

Total restricted assets	$1,037	$1,242

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Collateral Assets Received

The statement value and fair values of collateral received at December 31, 2016 and 2015 were as follows:

	December 31,		December 31,
	2016		2015
	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)

Security lending collateral	$939	$939	$1,047	$1,047

Derivative collateral	644	644	270	270

Mortgage loan escrow	72	72	97	97

Real estate escrow and security deposits	7	7	8	8

Total collateral assets	$1,662	$1,662	$1,422	$1,422

At December 31, 2016 and 2015, derivative collateral received included $10 million and $11 million, respectively, related to separate accounts and the obligation to return this collateral is reported in separate account liabilities in the consolidated statements of financial position. The obligation to return all other collateral received is reported as other liabilities in the consolidated statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared, or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

In addition to hedging, the Company may use derivatives for the purpose of investment replication. A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported on a basis consistent with the investment position being replicated (i.e., at amortized cost or fair value).

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The Company may also use derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (i.e., at amortized cost or fair value). The premium received by the Company at the inception of the contract is deferred until the contract matures or is exercised by the counterparty or amortized over the life of the contract if the term of the derivative is greater than one year.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company held $644 million and $270 million of cash collateral under its derivative collateral support arrangements at December 31, 2016 and 2015, respectively, including $10 million and $11 million, respectively, of derivative collateral related to the separate accounts. The collateral held in the general account is reported as cash and short-term investments in the consolidated statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. The collateral asset and related liability for collateral held by the separate accounts is reported in the separate account assets and liabilities, respectively, in the consolidated statements of financial position. The Company also held bond collateral with a fair value of $31 million and $252 million at December 31, 2016 and 2015, respectively. Bonds held as collateral are not reported in the consolidated statements of financial position.

The Company posted $65 million and $41 million of bond collateral under futures agreements at December 31, 2016 and 2015, respectively, including $21 million and $12 million, respectively, of derivative collateral related to the separate accounts. The Company also posted $36 million and $23 million of bond collateral and $1 million and $7 million of cash collateral related to cleared derivative contracts at December 31, 2016 and 2015, respectively. Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the consolidated statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost in the consolidated statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness. For the years ended December 31, 2016, 2015 and 2014, no derivatives ceased to qualify for cash flow hedge accounting.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 18 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to thirty years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the consolidated statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate caps and floors are used to mitigate the asset/liability management risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s insurance and annuity products. Interest rate caps and floors entitle the Company to receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to ten years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (“TBA”) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to repurchase them at a future date. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Equity and fixed income total return swaps are used to mitigate market risk for investments in portfolios of common stocks, other equity securities, and fixed income investments. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically London Interbank Offered Rate (“LIBOR”) plus or minus a spread, applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific bond issuers. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Income Generation

Equity options are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. For written call options the Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a specified price at any time during the term of the contract. For purchased put options the Company pays a cash premium at the inception of the contract and has the right (but not the obligation) to sell the underlying security at a specified price at any time during the term of the contract. Equity options are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the contracts mature or are exercised, at which time a realized capital gain or loss is recognized. The Company did not have any open equity option contracts as of December 31, 2016 and 2015.

Investment Replications

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investments in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically LIBOR plus or minus a spread, applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The Company did not have any open equity total return contracts during 2016 and 2015.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The effects of the Company’s use of derivative instruments on the consolidated statements of financial position at December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$5	$-	$52	$-

Interest rate swaps	77	-	-	2	-

Foreign exchange contracts:

Foreign currency swaps	4,712	639	(5)	524	(51)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	555	11	-	11	-

Interest rate floors	200	18	-	18	-

Interest rate swaps	800	1	(1)	1	(1)

Swaptions	3,240	82	-	82	-

Fixed income futures	994	-	-	-	-

Fixed income forwards	946	6	(1)	6	(1)

Foreign exchange contracts:

Foreign currency forwards	666	19	(6)	19	(6)

Equity contracts:

Equity total return swaps	84	-	(1)	-	(1)

Equity index futures	97	-	-	-	-

Fixed contracts:

Fixed income total return swaps	50	-	-	-	-

Credit contracts:

Purchased credit default swaps	73	-	-	-	-

Income generation:

Equity options	-	-	-	-	-

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-	-	-

Total derivatives		$781	$(14)	$715	$(60)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	December 31, 2015
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$775	$6	$-	$67	$-

Interest rate swaps	77	-	-	5	-

Foreign exchange contracts:

Foreign currency swaps	3,070	360	(1)	377	(3)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	330	7	-	7	-

Interest rate floors	200	17	-	17	-

Interest rate swaps	800	-	(7)	-	(7)

Swaptions	3,146	67	-	67	-

Fixed income futures	1,900	-	-	-	-

Fixed income forwards	129	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	793	10	(7)	10	(7)

Equity contracts:

Equity total return swaps	658	2	(11)	2	(11)

Equity index futures	187	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Credit contracts:

Purchased credit default swaps	103	-	-	-	-

Income generation:

Equity options	-	-	-	-	-

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-	-	-

Total derivatives		$469	$(26)	$552	$(28)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the consolidated statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The effects of the Company’s use of derivative instruments on the consolidated statements of operations and changes in surplus for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the year ended December 31, 2016

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$16

Interest rate swaps	-	-	3

Foreign exchange contracts:

Foreign currency swaps	277	29	50

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	2	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	7	-	(12)

Swaptions	16	(1)	(9)

Fixed income futures	-	(4)	-

Fixed income forwards	5	(5)	-

Foreign exchange contracts:

Foreign currency forwards	10	(7)	-

Equity contracts:

Equity total return swaps	7	(37)	-

Equity index futures	(1)	13	-

Fixed contracts:

Fixed income total return swaps	-	-	2

Credit contracts:

Purchased credit default swaps	-	-	-

Income generation:

Equity options	-	(2)	-

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$324	$(14)	$49

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	For the year ended December 31, 2015

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$23

Interest rate swaps	-	-	4

Foreign exchange contracts:

Foreign currency swaps	209	2	31

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(1)	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	(2)	(10)	(5)

Swaptions	(9)	-	(9)

Fixed income futures	54	(7)	-

Fixed income forwards	-	2	-

Foreign exchange contracts:

Foreign currency forwards	(66)	126	-

Equity contracts:

Equity total return swaps	(8)	5	-

Equity index futures	2	4	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	1	-	(1)

Income generation:

Equity options	-	(1)	-

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$181	$121	$42

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	For the year ended December 31, 2014

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$27

Interest rate swaps	-	-	3

Foreign exchange contracts:

Foreign currency swaps	200	(13)	12

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	-

Interest rate floors	10	-	-

Interest rate swaps	(5)	-	(1)

Swaptions	(67)	-	(8)

Fixed income futures	(56)	(220)	-

Fixed income forwards	-	-	-

Foreign exchange contracts:

Foreign currency forwards	90	13	-

Equity contracts:

Equity total return swaps	(2)	(14)	-

Equity index futures	(2)	4	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	-	-	(1)

Income generation:

Equity options	-	-	-

Investment replications:

Equity contracts:

Equity total return swaps	1	13	-

Total derivatives	$169	$(217)	$32

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
	(in millions)

Life insurance reserves	$164,505	$156,888
Annuity reserves	8,589	7,604
Deposit funds	3,054	2,764
Disability and long-term care unpaid claims and claim reserves	4,753	4,668
Disability and long-term care active life reserves	5,588	5,004

Total reserves for policy benefits	$186,489	$176,928

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.50% to 5.50%. Other life insurance reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2.00% to 4.50%. As of December 31, 2016, the Company had $1.7 trillion of total life insurance in force, including $15.4 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Annuity Reserves and Deposit Funds

Deferred annuity reserves on policies issued since 1985 are primarily based on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) using the Annuity 2000 or 2012 Individual Annuity Reserve mortality tables with valuation interest rates ranging from 3.50% to 6.25%. Other deferred annuity reserves are based on policy value, with additional reserves held to

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

reflect guarantees under these contracts. Immediate annuity reserves on policies issued since 1985 are based on the present value of expected benefit payments using either the 1983 Individual Annuity ”a”, Annuity 2000 or 2012 Individual Annuity Reserve mortality tables with valuation interest rates ranging from 3.50% to 7.50%. Changes in future policy benefit reserves on supplementary contracts and immediate annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the consolidated statements of operations.

Deposit funds primarily represent reserves for supplementary annuity contracts without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a payment plan consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a payment plan, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. The total reserve liability for Northwestern Access Fund account balances held by the Company was $403 million and $449 million at December 31, 2016 and 2015, respectively. Accounts were credited with interest at annual rates ranging from 0.06% to 3.50% and 0.01% to 3.50% during 2016 and 2015, respectively.

At December 31, 2016 and 2015, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	December 31,

	General Account		Separate Accounts		Total

	2016	2015	2016	2015	2016	2015

	(in millions)

Subject to discretionary withdrawal

- with market value adjustment	$372	$449	$-	$-	$372	$449

- at book value less surrender charge of 5% or more	139	218	-	-	139	218

- at fair value	-	-	17,162	16,058	17,162	16,058

- at book value without adjustment	4,939	4,634	-	-	4,939	4,634

Not subject to discretionary withdrawal	6,193	5,067	4,800	4,440	10,993	9,507

Total annuity reserves and deposit funds	$11,643	$10,368	$21,962	$20,498	$33,605	$30,866

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”) modified for Company experience, with valuation interest rates ranging from 3.00% to 5.50%. Unpaid claims and claim reserves for long-term care policies are based on the present

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

value of expected benefit payments using industry-based morbidity experience with valuation interest rates ranging from 3.50% to 4.50%.

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $4.8 billion and $4.7 billion at December 31, 2016 and 2015, respectively. Changes in these reserves for the years ended December 31, 2016 and 2015 were as follows:

	For the years ended December 31,
	2016	2015

	(in millions)

Balance at January 1	$4,668	$4,667

Incurred related to:

Current year	742	703

Prior years	(25)	(82)

Total incurred	717	621

Paid related to:

Current year	(32)	(30)

Prior years	(600)	(590)

Total paid	(632)	(620)

Balance at December 31	$4,753	$4,668

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves for disability policies issued prior to 1987 are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.00% to 4.00%. Active life reserves for disability policies issued between 1987 and 2016 are primarily based on the two-year preliminary term method using the 1985 CIDA for morbidity, while policies issued beginning in late 2016 use the 2013 Individual Disability Income Valuation Table for morbidity. Policies issued between 1987 and 2012 are based on a valuation interest rate of 4.00% while those issued after 2012 are based on a valuation interest rate of 3.50%. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March 2002, reserves are based on a 4.00% valuation interest rate and total terminations based on the 1983 Individual Annuity Mortality table without lapses. For policies issued since March 2002, minimum reserves are based on valuation interest rates ranging from 3.50% to 4.50% and total terminations based on the 1994 Group Annuity Mortality table with lapses. For policies issued from March 2002 through September 2010, a separate calculation is performed using valuation interest rates ranging from 4.87% to 5.60% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves as calculated above and the greater of the two is reported.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

For long-term care reserve valuations prior to 2012, the Company utilized the 1983 Individual Annuity Mortality table, the 1983 Group Annuity Mortality table, or the 1994 Group Annuity Mortality table for the calculation of minimum reserves for policies. At January 1, 2012, use of the 1983 Group Annuity Mortality table to calculate minimum reserves for policies issued from March 2002 through 2004 was replaced with a calculation using only the 1994 Group Annuity Mortality table and assumptions regarding interest rates and claim costs were adjusted to reflect more recent expectations.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (“AAT”) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2016 and 2015, reserves required as a result of AAT were as follows:

	December 31,
	2016	2015
	(in millions)

Long-term care insurance	$265	$265
Annuities and deposit funds	100	100
Life insurance	2	2

Total reserves	$367	$367

Statutory Minimum Reserves

The Company has the option to establish reserves for policy benefits using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $403 million and $337 million at December 31, 2016 and 2015, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the consolidated statements of financial position.

Deferred and uncollected premiums at December 31, 2016 and 2015 were as follows:

	December 31, 2016		December 31, 2015
	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$257	$98	$237	$88

Ordinary renewal	2,557	2,082	2,450	1,998

Total deferred and uncollected premiums	$2,814	$2,180	$2,687	$2,086

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

7.	Separate Accounts

Separate account liabilities by withdrawal characteristic at December 31, 2016 and 2015 were as follows:

	Variable Life		Variable Annuities		Total

	December 31,

	2016	2015	2016	2015	2016	2015

	(in millions)

Subject to discretionary withdrawal	$6,504	$6,123	$17,162	$16,058	$23,666	$22,181

Not subject to discretionary withdrawal	-	-	4,800	4,440	4,800	4,440

Total separate account reserves	$6,504	$6,123	$21,962	$20,498	28,466	26,621

Non-policy liabilities					93	110

Total separate account liabilities					$28,559	$26,731

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2016 and 2015 was $49 million and $162 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. These benefits are only available upon the death of the annuitant or insured, and reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $13 million and $14 million attributable to GMDB at December 31, 2016 and 2015, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.6 billion, $1.9 billion and $2.0 billion for the years ended December 31, 2016, 2015 and 2014, respectively. These amounts are reported as premiums in the consolidated statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the consolidated statements of operations.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to/(from) separate accounts in the consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014.

	For the years ended December 31,
	2016	2015	2014

	(in millions)

From Separate Account Annual Statement:

Transfers to separate accounts	$1,714	$1,946	$2,176

Transfers from separate accounts	(1,832)	(1,796)	(1,675)

Net transfers to (from) separate accounts	$(118)	$150	$501

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (“ERISA”) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2016 and 2015 and does not expect to make a contribution to the plans during 2017.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of December, 31, 2013. Employees or financial representatives hired or contracted after that date are not eligible for coverage under the postretirement health plans.

The Company amended the employee postretirement health plan during 2016 to transition Medicare-eligible retirees and their dependents to health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2016 and 2015, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2016	2015	2016	2015
	(in millions)

Fair value of plan assets at January 1	$4,144	$4,251	$72	$77

Changes in plan assets:

Actual return on plan assets	426	(4)	7	-

Actual plan benefits paid	(111)	(103)	(4)	(5)

Fair value of plan assets at December 31	$4,459	$4,144	$75	$72

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2016 and 2015 were as follows:

	Target		Actual
	Allocation		Allocation

	2016	2015	2016	2015
Bonds	49%	49%	50%	48%
Equity investments	50%	50%	48%	49%
Other investments	1%	1%	2%	3%

Total assets	100%	100%	100%	100%

At each of December 31, 2016 and 2015, other investments were comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate projected benefit obligations (“PBOs”) of the defined benefit pension plans and postretirement benefit plans at December 31, 2016 and 2015 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2016	2015	2016	2015
	(in millions)
Projected benefit obligation at January 1	$4,588	$4,609	$811	$825

Changes in benefit obligation:
Service cost of benefits earned	120	117	22	25
Interest cost on projected obligations	194	181	30	30
Projected gross plan benefits paid	(128)	(117)	(25)	(26)
Projected Medicare Part D reimbursement	-	-	2	2
Experience (gains)/losses	93	(202)	(13)	(45)
Plan amendments and other	12	-	(99)	-

Projected benefit obligation at December 31	$4,879	$4,588	$728	$811

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (“ABO”) is similar to the PBO, but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $4.6 billion and $4.3 billion for the years ended December 31, 2016 and 2015, respectively. Experience (gains)/losses for the years ended December 31, 2016 and 2015 primarily reflect the impact of changes in the PBO discount rate and adjustments to mortality assumptions.

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2016 and 2015 and the net periodic benefit cost for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2016	2015		2016	2015
Projected benefit obligation:
Discount rate	4.10%	4.30%		4.10%	4.30%
Annual increase in compensation	3.75%	3.75%		3.75%	3.75%

	Defined Benefit Plans			Postretirement Benefit Plans
	2016	2015	2014	2016	2015	2014
Net periodic benefit cost:
Discount rate	4.30%	4.00%	5.00%	4.30%	4.00%	5.00%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, third-party capital market expectations and the long-term target asset allocation.

The PBO for postretirement benefits at December 31, 2016 assumed an annual increase in future retiree medical costs of 6.5%, grading down to 5.0% over three years and remaining level thereafter. At December 31, 2015, the comparable assumption was for an annual increase in future retiree medical costs of 7.0% grading down to 5.0% over four years and remaining level thereafter. A greater increase in the assumed health care cost trend of 1.0% in each year would increase the accumulated postretirement benefit obligation at December 31, 2016 by $3 million and net periodic postretirement benefit expense for the year ended December 31, 2016 by $0.1 million. A decrease in the assumed health care cost trend of 1.0% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2016 and net periodic postretirement benefit expense for the year ended December 31, 2016 by the same amounts. Effective January 1, 2019, the Company’s exposure to medical inflation will be limited to a maximum annual increase of 3% with any annual increase in excess of that rate passed on to the plan’s participants in the form of increased premiums.

During 2010, the Patient Protection and Affordable Care Act (“PPACA”) and the Health Care and Education Reconciliation Act of 2010, which amended certain provisions of the PPACA, were enacted. These laws created an excise tax beginning in 2018, the effective date of which was delayed until 2020 by new legislation passed in 2015, on health care plans that have an aggregate

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

value to the participants greater than a threshold amount. Recent changes to the Company’s postretirement health care plans are expected to keep the aggregate value of the plans below the excise tax threshold. The new laws also revoked the non-taxable status of the prescription drug subsidies offered to companies that maintain retiree health plans that are actuarially equivalent to the Medicare Part D benefit.

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2016 and 2015.

	Defined Benefit Plans		Postretirement Benefit Plans

	2016	2015	2016	2015

	(in millions)

Fair value of plan assets	$4,459	$4,144	$75	$72

Projected benefit obligation	4,879	4,588	728	811

Funded status	(420)	(444)	(653)	(739)

Unrecognized prior service costs/(credits)	-	-	-	19

Nonadmitted asset	(504)	(415)	-	-

Financial statement liability	$(924)	$(859)	$(653)	$(720)

The PBO for defined benefit plans above included $924 million and $859 million related to nonqualified, unfunded plans at December 31, 2016 and 2015, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 113% and 111% of the projected benefit obligations of these plans at December 31, 2016 and 2015, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the consolidated statements of changes in surplus. Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2016 and 2015:

	Defined		Postretirement
	Benefit Plans		Benefit Plans		Total

	2016	2015	2016	2015	2016	2015

	(in millions)

Changes in plan assets and benefit obligations recognized in surplus:

Net experience gains/(losses)	$56	$(87)	$16	$40	$72	$(47)

Prior service (costs)/credits	(2)	(1)	83	(56)	81	(57)

Amounts amortized from surplus into net periodic benefit cost:

Net experience losses	$66	$64	$4	$3	$70	$67

Prior service costs/(credits)	(25)	(14)	6	12	(19)	(2)

Initial net asset	(24)	(40)	-	-	(24)	(40)

Net experience gains/(losses) primarily reflect the impacts of any changes to plan assumptions (e.g., discount rate and mortality assumptions) that are applied to the calculation of PBO estimates. Total defined benefit pension and postretirement plan net experience gains/(losses) recognized in surplus but not yet amortized into net periodic benefit cost were $(1.3) billion and $(0.1) billion at December 31, 2016, respectively, and $(1.4) billion and $(0.1) billion at December 31, 2015, respectively.

Total defined benefit and postretirement plan prior service (costs)/credits recognized in surplus but not yet amortized into net periodic benefit cost were $250 million and $(65) million at December 31, 2016, respectively, and $277 million and $(154) million at December 31, 2015, respectively. The total initial net asset recognized in surplus but not yet amortized into net periodic benefit cost was $323 million and $347 million at December 31, 2016 and 2015, respectively.

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans

	2016	2015	2014	2016	2015	2014

	(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$120	$117	$93	$22	$25	$19

Interest cost on projected obligations	194	181	180	30	30	31

Amortization of experience losses	66	64	25	4	3	1

Amortization of prior service costs/(credits)	(25)	(14)	(14)	6	12	12

Amortization of initial net asset	(24)	(40)	(17)	-	-	-

Other	9	-	-	3	-	-

Expected return on plan assets	(266)	(273)	(251)	(4)	(5)	(5)

Net periodic benefit cost	$74	$35	$16	$61	$65	$58

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The Company expects to increase/(decrease) periodic benefit costs through the amortization of $54 million, $(25) million and $(3) million of defined benefit plan net experience losses, prior service credits and initial assets, respectively, into net periodic benefit cost during 2017. Amortization of postretirement plan net experience losses of $4 million and prior service costs of $5 million are also expected to increase net periodic benefit cost during 2017.

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2017 through 2026 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans

	(in millions)

2017	$139	$24

2018	157	25

2019	169	26

2020	179	27

2021	187	28

2022-2026	1,063	157

Total	$1,894	$287

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2016, 2015 and 2014, the Company expensed total contributions to these plans of $48 million, $45 million and $43 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. The Company discontinued its participation in a life insurance catastrophic risk sharing pool during 2014.

The Company cedes 60% of the morbidity risk on group disability policies. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002 but maintained a portion of the reinsurance ceded on policies issued prior to those dates.

Effective October 1, 2014, NM and NLTC entered into an affiliated reinsurance agreement. Under this agreement, NLTC ceded 100% of the net risks associated with its in-force long-term care policies and future issuances of long-term care policies to NM. All impacts of this transaction were eliminated upon consolidation of the two entities in these financial statements.

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2016 and 2015 were reported net of ceded reserves of $1.8 billion and $1.7 billion, respectively. The Company has reinsured all risks disclosed in the consolidated financial statements under Actuarial Guideline 48.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the years ended December 31,

	2016	2015	2014

	(in millions)

Direct premium revenue	$18,838	$18,704	$17,894
Premiums ceded	(923)	(916)	(893)

Premium revenue	$17,915	$17,788	$17,001

Direct benefit expense	$19,659	$19,205	$18,425

Benefits ceded	(694)	(660)	(618)

Total benefits	$18,965	$18,545	$17,807

In addition, the Company received $152 million, $160 million and $161 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2016, 2015 and 2014, respectively. These amounts are reported in other income in the consolidated statements of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2016 and 2015 that were considered by the Company to be uncollectible.

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Bradford, Inc. and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	NM Planning, LLC and subsidiaries
NM Investment Management Company, LLC	GRO, LLC and GRO-SUB, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The components of current income tax expense (benefit) in the consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014 related to “ordinary” taxable income or loss were as follows:

	For the years ended December 31,
	2016	2015	2014

	(in millions)

Tax payable on ordinary income	$(10)	$69	$200

Low income housing tax credits	(108)	(111)	(107)

Other tax credits	(37)	(21)	(35)

Increase (decrease) in contingent tax liabilities	(21)	10	(36)

Total current tax expense (benefit)	$(176)	$(53)	$22

In addition to current income tax expense (benefit) related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense (benefit) of $153 million, $(90) million and $86 million was included in net IMR deferrals for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, net realized capital gains and losses as reported in the consolidated statements of operations included current tax expense (benefit) of $(117) million, $112 million and $123 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The table below shows how the Company’s income tax expense (benefit) for the years ended December 31, 2016, 2015 and 2014 differs from the amount obtained by applying the statutory rate of 35% to net gain from operations after dividends to policyowners and before federal income taxes:

	For the years ended December 31,
	2016	2015	2014

	(in millions)

Provision computed at statutory rate	$336	$211	$390

Adjustments to the statutory rate:

Subsidiary distributions	(269)	(122)	(98)

Tax credits	(145)	(132)	(142)

Amortization of IMR	(54)	(74)	(115)

Dividends received deduction	(33)	(32)	(37)

Employee benefits	(15)	(24)	(24)

Deferred adjustments	12	9	(82)

Other	22	43	68

Total statutory income tax expense (benefit)	$(146)	$(121)	$(40)

Federal income tax expense (benefit) reported on consolidated statements of operations	$(176)	$(53)	$22

Capital gains tax expense, net of IMR transfers	36	22	209

Change in net deferred tax assets	(6)	(90)	(271)

Total statutory income tax expense (benefit)	$(146)	$(121)	$(40)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

During the year, the Company may make payments or receive refunds from the Internal Revenue Service (“IRS”) for federal income taxes that are applicable to current or previous tax years. The Company made or received net income tax payments/(refunds) of $(50) million, $505 million and $480 million to the IRS during the years ended December 31, 2016, 2015 and 2014, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total federal income taxes paid for tax years 2016, 2015 and 2014 that are available for recoupment are $40 million, $211 million and $598 million, respectively.

Federal income tax returns for 2009 and prior years are closed as to further assessment of tax. Income taxes payable in the consolidated statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

Changes in contingent tax liabilities for the years ended December 31, 2016 and 2015 were as follows:

	For the years ended December 31,

	2016	2015

	(in millions)

Balance at beginning of year	$441	$431

Additions for tax positions of prior years	-	10

Reductions for tax positions of prior years	(21)	-

Balance at end of year	$420	$441

Included in contingent tax liabilities at December 31, 2016 and 2015 were $372 million and $403 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction would not affect the effective tax rate in future periods. Also included in the December 31, 2016 balance are $22 million of tax positions for which the ultimate deductibility is not certain. The ultimate resolution of these tax positions could have an impact on the effective tax rate in future periods.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are included in tax expense in the year that such determination is made by the Company.

The Company reports interest accrued or released related to contingent tax liabilities in current income tax expense. For the years ended December 31, 2016, 2015 and 2014, the Company recognized $3 million, $1 million and $(15) million, respectively, of interest-related tax expense (benefit). Contingent tax liabilities included $26 million and $23 million for the payment of interest at December 31, 2016 and 2015, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus. The components of net deferred tax assets reported in the consolidated statements of financial position at December 31, 2016 and 2015 were as follows:

	December 31,

	2016	2015	Change

	(in millions)

Deferred tax assets:

Policy acquisition costs	$1,287	$1,243	$44

Investments	525	446	79

Policy benefit liabilities	2,186	2,225	(39)

Benefit plan obligations	878	864	14

Other	123	112	11

Gross deferred tax assets	4,999	4,890	109

Nonadmitted deferred tax assets	(9)	(9)	-

Gross admitted deferred tax assets	4,990	4,881	109

Deferred tax liabilities:

Investments	998	792	206

Other	801	801	-

Gross deferred tax liabilities	1,799	1,593	206

Net deferred tax assets	$3,191	$3,288	$(97)

Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the consolidated statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

All gross deferred tax liabilities have been recognized at December 31, 2016 and 2015. The Company did not employ tax planning strategies in its valuation allowance assessment or deferred tax asset admissibility calculations at either December 31, 2016 or 2015.

Both NM and NLTC exceeded the minimum risk-based capital (“RBC”) level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2016 and 2015 and expects to exceed this minimum during 2017.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Significant components of the calculation of net admitted deferred tax assets at December 31, 2016 and 2015 were as follows (in millions):

	December 31, 2016				December 31, 2015		Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$4,474	$525	$4,999	$4,444	$446	$4,890	$30	$79	$109

Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	4,474	525	4,999	4,444	446	4,890	30	79	109

Deferred tax assets nonadmitted	9	-	9	9	-	9	(0)	-	(0)

Subtotal net admitted deferred tax asset	4,465	525	4,990	4,435	446	4,881	30	79	109

Deferred tax liabilities	801	998	1,799	801	792	1,593	0	206	206

Net admitted deferred tax asset/(liability)	$3,664	$(473)	$3,191	$3,634	$(346)	$3,288	$30	$(127)	$(97)

	December 31, 2016			December 31, 2015			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$1,146	$308	$1,454	$1,393	$320	$1,713	$(247)	$(12)	$(259)

Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,903		1,903	1,858	-	1,858	45	-	45

Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,417	217	1,633	1,184	126	1,310	233	91	323

Total deferred tax assets admitted as the result of application of SSAP No. 101	$4,465	$525	$4,990	$4,435	$446	$4,881	$30	$79	$109

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$1,903			$1,858			$45

b. Adjusted gross deferred tax assets allowed per limitation threshold			$2,563			$2,464			$99

11.	Frank Russell Company

On December 2, 2014, the Company sold its entire investment in Russell common and preferred stock to a third party. Prior to this sale, the Company, through a wholly-owned non-insurance subsidiary, was the majority shareholder of Russell, a worldwide provider of investment products and services. Upon the sale, the Company’s wholly-owned subsidiary reported an after-tax gain of $1.1 billion from the sale of its common stock investment in Russell, which was reported by the Company as an unrealized capital gain in the consolidated statements of changes in surplus for the year ended December 31, 2014. For the year ended December 31, 2015, the Company recorded an additional $54 million after-tax gain upon final settlement of amounts held in escrow. Of this amount, $50 million was reported as an unrealized capital gain in the consolidated statements of changes in surplus with the remainder reported as a realized capital gain in the consolidated statements of operations.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

12.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans and other investments. These forward commitments aggregated to $6.4 billion and $5.7 billion at December 31, 2016 and 2015, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2016.

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-three years at December 31, 2016.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2016 and 2015, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2016		December 31, 2015
Nature of guarantee	Maximum potential amount of future payments	Financial statement liability	Maximum potential amount of future payments	Financial statement liability
	(in millions)		(in millions)

Guarantees of future minimum compensation - financial representatives	$123	$1	$150	$1

Guarantees of real estate obligations	335	3	385	4

Guarantees issued on behalf of wholly-owned subsidiaries	21	-	25	-

Total guarantees	$479	$4	$560	$5

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

13.	Surplus Notes

On March 26, 2010, the Company issued surplus notes (“notes”) with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. The notes were issued at par and distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on the notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. The statutory basis of accounting requires that the Company only recognize interest expense on the notes when and to the extent that the OCI has approved the semi-annual interest payment. The Company paid and recognized $106 million in interest expense on the notes for each of the years ended December 31, 2016, 2015 and 2014, which is reported as a reduction of net investment income in the consolidated statements of operations. A total of $691 million in interest has been paid on the notes from their issuance through December 31, 2016.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. The notes do not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder. The notes are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.25%.

No affiliates of the Company hold any portion of the notes. The notes are generally held of record at the Depositary Trust Company by bank custodians on behalf of investors. The largest holder of the notes was Nippon Life Insurance Company of Japan, which held $250 million in face amount of notes at each of December 31, 2016 and 2015.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (“SSAP 100”). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Statement Value	Fair Value	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)
	(in millions)

General account investment assets:

Bonds	$139,859	$142,850	$4,430	$132,249	$6,171

Mortgage loans	34,175	35,103	-	-	35,103

Policy loans	17,150	17,150	-	-	17,150

Common and preferred stocks	4,034	4,050	3,367	48	635

Derivative assets	781	715	-	715	-

Surplus note investments	160	203	-	203	-

Cash and short-term investments	2,306	2,306	508	1,798	-

Separate account assets	28,559	28,559	25,851	2,339	369

General account liabilities:

Investment-type insurance reserves	$5,357	$5,238	$-	$-	$5,238

Liabilities for securities lending	939	939	-	939	-

Derivative liabilities	14	60	-	60	-

Separate account liabilities	28,559	28,559	25,851	2,339	369

	December 31, 2015
	Statement Value	Fair Value	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)
	(in millions)

General account investment assets:

Bonds	$133,449	$135,537	$2,894	$128,973	$3,670

Mortgage loans	32,236	33,617	-	-	33,617

Policy loans	17,146	17,146	-	-	17,146

Common and preferred stocks	3,753	3,769	3,173	50	546

Derivative assets	469	552	-	552	-

Surplus note investments	160	199	-	165	34

Cash and short-term investments	1,460	1,460	486	974	-

Separate account assets	26,731	26,731	24,275	2,100	356

General account liabilities:

Investment-type insurance reserves	$5,209	$5,021	$-	$-	$5,021

Liabilities for securities lending	1,047	1,047	-	1,047	-

Derivative liabilities	26	28	-	28	-

Separate account liabilities	26,731	26,731	24,275	2,100	356

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, LIBOR basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. See Note 4 for more information regarding the Company’s derivative investments.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Securities Lending Liabilities

See Note 3 for information regarding securities lending activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the consolidated statements of financial position at December 31, 2016 and 2015.

	December 31, 2016
	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
	(in millions)
General account:
Common and preferred stocks	$3,366	$1	$522	$3,889
Bonds	-	-	45	45
Derivative assets	-	137	-	137
Derivative liabilities	-	(9)	-	(9)

Total general account	$3,366	$129	$567	$4,062

Separate accounts:
Mutual fund investments	$23,951	$-	$-	$23,951
Other benefit plan assets/liabilities	47	24	3	74
Pension and postretirement assets:
Bonds	206	2,068	81	2,355
Common and preferred stock	1,581	1	27	1,609
Cash and short-term securities	61	233	-	294
Other assets/liabilities	5	13	258	276

Subtotal pension and postretirement assets	1,853	2,315	366	4,534

Total separate accounts	$25,851	$2,339	$369	$28,559

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	December 31, 2015
	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
	(in millions)
General account:
Common and preferred stocks	$3,172	$1	$432	$3,605
Bonds	-	23	9	32
Derivative assets	-	103	-	103
Derivative liabilities	-	(25)	-	(25)

Total general account	$3,172	$102	$441	$3,715

Separate accounts:
Mutual fund investments	$22,432	$-	$-	$22,432
Other benefit plan assets/liabilities	58	23	2	83
Pension and postretirement assets:
Bonds	171	1,774	69	2,014
Common and preferred stock	1,595	3	20	1,618
Cash and short-term securities	14	289	-	303
Other assets/liabilities	5	11	265	281

Subtotal pension and postretirement assets	1,785	2,077	354	4,216

Total separate accounts	$24,275	$2,100	$356	$26,731

The Company may reclassify assets reported at fair value between levels of the fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. There were no material asset transfers between level 1 and level 2 or between level 2 and level 3 during the years ended December 31, 2016 or 2015.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2016 and 2015.

				Separate account pension and postretirement[1]
For the year ended December 31, 2016	General account common and preferred stock	General account bonds	Separate account other benefit plan assets[1]	Bonds	Common and preferred stocks	Other assets/liabilties	Total
	(in millions)

Fair value, beginning of period	$432	$9	$2	$69	$20	$265	$797

Realized gains/(losses)	39	(6)	1	(1)	1	36	70

Unrealized gains/(losses)	13	4	-	2	2	(16)	5

Issuances	-	-	-	-	-	-	-

Purchases	129	-	1	34	7	58	229

Sales	(83)	(12)	(1)	(23)	(3)	(85)	(207)

Settlements	-	-	-	-	-	-	-

Net discount/premium	-	-	-	-	-	-	-

Transfers into level 3	-	50	-	-	-	-	50

Transfers out of level 3	(8)	-	-	-	-	-	(8)

Fair value, end of period	$522	$45	$3	$81	$27	$258	$936

1 Changes in separate account invested asset fair values have no impact on consolidated surplus

				Separate account pension and postretirement[1]
For the year ended December 31, 2015	General account common and preferred stock	General account bonds	Separate account other benefit plan assets[1]	Bonds	Common and preferred stocks	Other assets/liabilties	Total
	(in millions)

Fair value, beginning of period	$443	$-	$3	$74	$20	$276	$816

Realized gains/(losses)	59	(18)	-	-	6	67	114

Unrealized gains/(losses)	(17)	-	-	(5)	1	(22)	(43)

Issuances	-	-	-	-	-	-	-

Purchases	51	-	-	15	4	61	131

Sales	(111)	-	(1)	(3)	(6)	(117)	(238)

Settlements	(26)	-	-	(22)	(4)	-	(52)

Net discount/premium	-	-	-	1	-	-	1

Transfers into level 3	33	27	-	9	-	-	69

Transfers out of level 3	-	-	-	-	(1)	-	(1)

Fair value, end of period	$432	$9	$2	$69	$20	$265	$797

1 Changes in separate account invested asset fair values have no impact on consolidated surplus

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. The following table presents certain quantitative information about the unobservable inputs used to estimate fair value measurement for bonds and privately-placed common and preferred stocks classified as level 3 financial instruments at December 31, 2016.

	Fair value (in millions)	Valuation techniques	Significant unobservable inputs	Range		Weighted average

Bonds	$ 126	Broker quotes	Quoted prices [1]	30.00	104.56	90.49

		Discounted cash flows	Credit spreads [2]	146.01	1,123.73	709.71

Common and preferred stocks	$ 549	Sponsor valuations	EBITDA multiples	4.05 X	13.22 X	11.25 X

		Market comparables	EBITDA multiples [3]	3.74 X	18.54 X	9.34 X

		Sponsor valuations	Book value multiples	1.00 X	1.49 X	1.27 X

1 - Presented as a price per hundred dollars of par

2 - Presented in basis points

3 - Includes transaction multiples

Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (“EBITDA”). EBITDA is normalized for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

(1)	NML Variable Annuity Account C

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account C Operating Authority, authorizing registration as an Investment Company; and approval of Network Edition Variable Annuity Contract	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account	Exhibit B(1)(a) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000
(b)(1)(c)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company to use the Account to facilitate the issuance and maintenance of the Contracts and renaming the Account “NML Variable Annuity Account C”	Exhibit B(1)(b) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity Contract, RR.V.C. NE. (1106), including Sex Distinct Payment Rate Tables	Exhibit (b)(4)(a)(1) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account C, File No. 333-133381, filed on August 8, 2006
(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity Contract, RP.V.C. NE. (1106), including Sex Neutral Payment Rate Tables	Exhibit (b)(4)(a)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account C, File No. 333-133381, filed on August 8, 2006
(b)(4)(b)(1)	Form of Amendment to Qualify Contract as Annuity, RRV 313 (032000)	Exhibit (b)(4)(b)(1) to Form N-4 Registration Statement for NML Variable Annuity Account C, File No. 333-133381, filed on April 19, 2006
(b)(4)(b)(2)	Form of Amendment to Qualify Contract For Use As A Remainder Unitrust, RR.V.NIMCRUT.(1106)	Exhibit (b)(4)(b)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account C, File No. 333-133381, filed on August 8, 2006

(b)(4)(b)(3)	Form of Amendment to Qualify Contract For Use As A Remainder Unitrust, RR.V.NIMCRUT.(0803)	Exhibit (b)(4)(b)(2) to Form N-4 Registration Statement for NML Variable Annuity Account C, File No. 333-133381, filed on April 19, 2006
(b)(4)(c)	Enhanced Death Benefit Rider, VA.EDB.C.NE.(1106)	Exhibit (b)(4)(c) to Form N-4 Registration Statement for NML Variable Annuity Account C, File No. 333-133381, filed on April 19, 2006
(b)(4)(d)(1)	Flexible Payment Deferred Variable Annuity – Account C, ICC12.RR.VA.CNE. (0313)	Exhibit (b)(4)(d)(1) to Form N-4 Post-Effective Amendment No. 12 for NML Variable Annuity Account C, File No. 333-133381, filed on April 28, 2014
(b)(4)(d)(2)	Enhanced Death Benefit Rider, ICC12.VA.EDB.CNE. (0313)	Exhibit (b)(4)(d)(2) to Form N-4 Post-Effective Amendment No. 12 for NML Variable Annuity Account C, File No. 333-133381, filed on April 28, 2014
(b)(5)	Form of Application (1106), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment for NML Variable Annuity Account C, File No. 333-133381, filed on April 22, 2008
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 16 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 26, 1996
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 24 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements dated March 16, 1999, August 7, 2000, and October 13, 2006, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (b)(8)(a)(4) to Form N-4 Post-Effective Amendment No. 10 for NML Variable Annuity Account C, File No. 333-133381, filed on April 24, 2013
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(b)(8)(d)(1)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(e)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(f)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(g)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(h)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(i)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(j)	Power of Attorney	Filed herewith
(b)(8)(k)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 28, 2017	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP April 27, 2017	Filed herewith

Item 25.  Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of February 1, 2017

Name	Address
John N. Balboni	Senior Vice President & CIO International Paper 6400 Poplar Avenue Memphis, TN 38197

Nicholas E. Brathwaite	Founding Partner Riverwood Capital 70 Willow Road, Suite 100 Menlo Park, CA 94025

David J. Drury	Owner & CEO Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	President & Chairman of the Board ARZU 77 Stone Gate Lane Lake Forest, IL 60045

James P. Hackett	President & CEO Steelcase, Inc. 901 - 44th Street Grand Rapids, MI 49508

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	President & CEO Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119-3609

Dale E. Jones	Vice Chairman Heidrick & Struggles 2001 Pennsylvania Avenue, NW Suite 800 Washington, DC 20006

David J. Lubar	President Lubar & Co. 700 N. Water Street Suite 1200 Milwaukee, WI 53202

Anne M. Paradis	CEO MicroTek, Inc. 2070 Westover Road Chicopee, MA 01022

Ulice Payne, Jr.	President & CEO Addison-Clifton, LLC 13555 Bishops Court Suite 245 Brookfield, WI 53005

John E. Schlifske	Chairman & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Mary Ellen Stanek	Managing Director & Chief Investment Officer Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road (31904) P. O. Box 4299 (31914) Columbus, GA

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 309 North Water Street Suite 700 Milwaukee, WI 53202

Benjamin F. Wilson	Managing Principal Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

EXECUTIVE OFFICERS – As of February 1, 2017

John E. Schlifske	Chairman of the Board & Chief Executive Officer
Leslie Barbi	Senior Vice President (Public Investments)
Rebekah B. Barsch	Vice President (Planning and Sales)
Blaise C. Beaulier	Vice President (Enterprise Projects & Support)
Sandra L. Botcher	Vice President (Campus & Event Experiences)
Michael G. Carter	Executive Vice President & Chief Financial Officer
Eric P. Christophersen	Vice President (Strategic Philanthropy & Community Relations)
Sheldon I. Cuffie	Vice President & Chief Information Security Officer
Joann M. Eisenhart	Senior Vice President (Human Resources)
Timothy J. Gerend	Senior Vice President (Distribution Growth & Development)
Kimberley Goode	Vice President (Communications & Corporate Affairs)
Karl G. Gouverneur	Vice President & Chief Technology Officer
John M. Grogan	Senior Vice President (Insurance and Investment Products)
Thomas C. Guay	Vice President (Risk Selection Strategy)
Meg E. Jansky	Vice President – Field Integration
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd Jones	Vice President & Controller
Jeffrey J. Lueken	Senior Vice President (Private Securities)
Stephanie A. Lyons	Vice President – Enterprise Risk Assurance
Raymond J. Manista	Senior Vice President, General Counsel & Secretary
John W. McTigue	Chief Distribution Advisor
Christian W. Mitchell	Vice President (Wealth Management)
Gregory C. Oberland	President
Rebecca L. Porter	Vice President (Corporate Strategy)
Steven M. Radke	Vice President (Government Relations)
David R. Remstad	Senior Vice President & Chief Actuary
Bethany M. Rodenhuis	Senior Vice President (Distribution Strategy and Finance)
Tammy M. Roou	Vice President & Chief Risk Officer
Timothy G. Schaefer	Executive Vice President (Client & Digital Experience)
Calvin R. Schmidt	Senior Vice President (Integrated Customer Operations)
Sarah R. Schneider	Vice President (New Business)
Sarah E. Schott	Vice President (Enterprise Compliance)
David W. Simbro	Senior Vice President (Life & Annuity Product)
Steve P. Sperka	Vice President (Field Rewards)
David G. Stoeffel	Vice President (Wealth Platform & Partners)

Steven J. Stribling	Vice President (Disability Income)
Alexa Von Tobel	Vice President (Client Experience)
Kamilah D. Williams-Kemp	Vice President (Long Term Care)
Conrad C. York	Vice President (Marketing)
Thomas D. Zale	Vice President (Real Estate)
Todd O. Zinkgraf	Vice President (Enterprise Solutions)

OTHER OFFICERS – As of December 1, 2016

Employee	Title
Gregory A. Gurlik	Senior Actuary
James R. Lodermeier	VP-Actuary
Ted A. Matchulat	Director-Product Compliance
Chris G. Trost	VP-Corporate Actuary
Paul W. Skalecki	VP-Actuary

Mark J. Gmach	Regional VP
Laila V. Hick	VP-Agency Development
Jason R. Handal	Regional VP
Arthur J. Mees	Regional VP
Timothy Nelson	Regional VP
Michael E. Pritzl	VP-Managing Director Relations
John C. Roberts	VP-Targeted Office Support

Anne A. Frigo	Director-Insurance Product Compliance
Ricky J. Frank	Director-Systems
Robert J. Johnson	Director-Compliance
Gregory S. Leslie	Director-Variable Product Compliance
Randy M. Pavlick	VP-Managed Investments Compliance
Jeffrey P. Schloemer	Director-Compliance
Rebecca Villegas	Director-Compliance

Kevin J. Abitz	Director-Corporate Reporting
Lisa M. Belli-Fuchs	Director-Reporting & Systems Administration
Barbara E. Courtney	Director-Mutual Fund Accounting
Michelle A. Hinze	Director-Accounting Operations
Todd C. Kuzminski	Director-Investment Accounting
K. David Nunley	VP-Tax
David E. Willert	Director-Federal Tax

Rick T. Zehner	VP-Research & Special Projects

Mark McNulty	Director-Field Distribution Policies & Administration
Daniel A. Riedl	VP-Field Distribution Policies & Administration

David A. Eurich	Director-Field Training
Joanne M. Migliaccio	Director-Contract, License & Registration
Sarah L. N. Koenig	Director-Horizontal Growth
Cindy S. Prater	Director-Practice Management

Arleen J. Llewellyn	Director-FR Engagement & Selection
Paul J. Steffen	VP-Agency Development

Michael R. Fasciotti	Director-Field Real Estate

Richard P. Snyder	Director-Field Compensation

Employee	Title
Brenda J. Antkowski	Director-Field Integration
Paula B. Asen	Director-Field Integration
Kevin J. Konopa	Director-Field Integration

Karen A. Molloy	VP-Treasurer
Deborah A. Schultz	VP-Financial Management

Pency P. Byhardt	Vice President-Annuity Operations
Don P. Gehrke	Director-Retail Investment Operations
Dennis P. Goyette	Director-Annuity Customer Service
Linda A. Schaefer	Director-Document Shared Services
Lori A. Torner	Director-Retail Investment Operations

Karla J. Adams	Director-Investment Risk Management
James A. Brewer	Director-Investment Planning
David A. Escamilla	Director-Investment Information
Donald Forecki	Director-Investment Operations, Asst. Secretary
Lisa A. Cadotte	VP-Investment Risk Management

Thomas K. Anderson	Asst. General Counsel & Asst. Secretary
Mark J. Backe	VP-Insurance & Operations Counsel & Asst. Secretary
Joanne M. Breese-Jaeck	Asst. General Counsel & Asst. Secretary
Christopher W. Brownell	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Michael J. Conmey	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
John D. Gatmaitan	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Chris K. Gawart	VP & Tax Counsel & Asst. Secretary
Katherine T. Hartman	Asst. General Counsel & Asst. Secretary
Matthew D. Heinke	Asst. General Counsel & Asst. Secretary
David B. Kennedy	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Lisa A. Leister	Asst. General Counsel & Asst. Secretary
Kim W. Lunn	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Andrew J. McLean	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Christopher J. Menting	Assoc. General Counsel-Enterprise Governance & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Rodd Schneider	VP & Litigation and Distribution Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Michael W. Zielinski	Asst. General Counsel & Asst. Secretary

Gregory A. Jaeck	Director-Annuity & Income Markets
Jason T. Klawonn	VP-Advanced Markets

Employee	Title
William Brian Henning	Director-Competitive Intelligence
Jane Ann Schiltz	Director-LP Planning & Project Support
Steven J. Stribling	VP-Life Product Development

Thomas R. Anderson	Director-Advanced Planning
Candace M. Damon	Director-Strategic Productivity
Angela M. DiCastri	Director-Retirement Markets
Ruthann M. Driscoll	Director-Advanced Planning
Kenneth P. Elbert	Director-Advanced Planning
Matthew K. Fleming	Director-Planning & Investments Support
Stephen J. Frankl	Director-Planning & Sales
William F. Grady, IV	Director-Advanced Planning
Terence J. Holahan	Director-Planning & Sales Education & Development
Emily J. Holbrook	Director-Young Personal Market
Patrick J. Horning	Director-Advanced Planning
William R. Hughes	Director-Advanced Planning
Martha M. Kendler	Director-Closely Held Business Market
Amy Kiiskila	Director-Advanced Planning
Shawn P. Mauser	Director-Network Office Productivity
John E. Muth	Director-Advanced Planning
Elizabeth Ridley	VP-Market Strategy & Training
Andrew J. Smalley	Director-Sales Promotion & Integration
Michael C. Soyka	Director-Planning & Sales
William H. Taylor	VP-Financial Planning & Sales Support
Janine L. Wagner	Director-Planning & Insurance Support
Stephanie Wilcox	Director-Planning & Sales Admin/Integration
Brian D. Wilson	VP-National Sales

Peter T. Petersen	VP-Client & Digital Experience

Jeffrey B. Williams	VP-NMIS and WMC Chief Compliance Officer

James LeMere	Director-Policyowner Services
Travis T. Piotrowski	VP-Policyowner Services
Sandra K. Scott	Director-Life Benefits
Carol A. Stilwell	Director-Policyowner Services
Gina Tolzman	Director-Policyowner Services

Mark J. McLennon	VP-IPS Business Development

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26.  Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of February 1, 2017 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 1, 2017)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
LearnVest Inc.(2)	Delaware	100.00
LearnVest Planning Services, LLC(2)	Delaware	100.00

All Other Subsidiaries
1838938 Alberta Ltd.	Canada	100.00
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00
777 North Van Buren Condominium Association, Inc.(2)	Delaware	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
AMLI at Perimeter Gardens, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Bradford II SPE, Inc.(2)	Delaware	100.00
Bradford Master Association Inc.(2)	North Carolina	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Chelsea Ventures, LLC(2)	Maryland	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Denver Highway 16, LLC(2)	North Carolina	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
CWS Lemmon Resources, LP(2)	Delaware	100.00
Dortmund, LLC(2)	Delaware	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 1, 2017)
Hamptons PBG, L.P. (2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM Gen, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM Planning, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 1, 2017)
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
NorthWoods Phase I, LLC	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
Olive, Inc.(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
Promenade at Clifton LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc.(2)	Tennessee	100.00
Trade Street Associates I, LLC(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

(1)	Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2016, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)	Subsidiary included in the consolidated financial statements.

(3)	Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27.  Number of Contract Owners

As of March 31, 2017, 503 variable annuity contracts issued in connection with NML Variable Annuity Account C were outstanding. 37 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 466 such contracts were not so issued.

Item 28.  Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29.  Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of February 1, 2017 the directors and officers of NMIS are as follows:

Name	Position
Rebekah B. Barsch	Vice President, Planning and Sales
Pency P. Byhardt	Vice President, Annuity Operations
Michael G. Carter	NMIS Board Director
Linda C. Donahue	NMIS Anti-Money Laundering (AML) Officer
Bradley L. Eull	Secretary
Don P. Gehrke	Director, Retail Investment Operations
Timothy J. Gerend	NMIS Board Director and Senior Vice President, Distribution Growth and Development
John M. Grogan	NMIS Board Director and Senior Vice President, Insurance and Investment Products
David P. Harley	Director, Investment Services
Ronald P. Joelson	NMIS Board Director
Jennifer W. Murphy	Director, NMIS Home Office Supervision/Administration
Jeffrey J. Niehaus	Director – Strategy Planning and Partnerships
Gregory C. Oberland	Executive Officer, Distribution Growth and Development, Sales and Marketing
Jennifer O’Leary	Treasurer and Financial and Operations Principal
Travis T. Piotrowski	Vice President, Policyowner Services
Daniel A. Riedl	Vice President, Chief Operating Officer
Bethany M. Rodenhuis	Senior Vice President, Distribution Strategy and Finance
Calvin R. Schmidt	NMIS Board Director and Senior Vice President, Integrated Operations
Sarah R. Schneider	Vice President, New Business
Sarah E. Schott	Vice President, Enterprise Compliance
David W. Simbro	Senior Vice President, Life and Annuity Product
Todd W. Smasal	Director, Human Resources
David G. Stoeffel	NMIS Board Director, President and Chief Executive Officer
Susan Limbach	Assistant Treasurer
Kellen A. Thiel	Director, Investment Products
Jeffrey B. Williams	Vice President, NMIS Compliance, and Chief Compliance Officer
Brian D. Wilson	Vice President, National Sales
Terry Young	Assistant Secretary

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $27,068 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year for sales of variable annuity contacts, and interests therein, issued in connection with the Registrant.

Item 30.  Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31.  Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32.  Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account C, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 28th day of April, 2017.

NML VARIABLE ANNUITY ACCOUNT C (Registrant)

By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	Senior Vice President, General Counsel and Secretary		Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 28th day of April, 2017.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	Senior Vice President, General Counsel and Secretary		Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ MICHAEL G. CARTER	Executive Vice President and
Michael G. Carter	Chief Financial Officer;
Principal Financial Officer

/s/ TODD JONES	Vice President and Controller;
Todd Jones	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite

/s/ David J. Drury*	Trustee
David J. Drury

/s/ Connie K. Duckworth*	Trustee
Connie K. Duckworth

/s/ James P. Hackett*	Trustee
James P. Hackett

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Anne M. Paradis*	Trustee
Anne M. Paradis

/s/ Ulice Payne, Jr.*	Trustee
Ulice Payne, Jr.

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 28, 2017.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 15 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT C

Exhibit	Description
(b)(9)(j)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 28, 2017	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 27, 2017	Filed herewith